Putnam VT Diversified Income Fund
The fund's portfolio
3/31/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (118.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.1%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$35,512	$39,556
5.00%, with due dates from 5/20/49 to 3/20/50	213,133	236,057
4.50%, TBA, 4/1/50	3,000,000	3,180,469
4.00%, TBA, 4/1/50	3,000,000	3,187,031
3.50%, with due dates from 9/20/49 to 11/20/49	295,897	319,085
3.00%, 11/20/49(i)	136,533	145,190

		7,107,388
U.S. Government Agency Mortgage Obligations (114.0%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	101,543	111,930
4.50%, 5/1/49	54,928	60,206
Uniform Mortgage-Backed Securities
5.50%, TBA, 4/1/50	3,000,000	3,284,766
4.00%, TBA, 4/1/50	18,000,000	19,206,562
3.50%, TBA, 4/1/50	27,000,000	28,544,062
3.00%, TBA, 4/1/50	32,000,000	33,540,000
2.50%, TBA, 4/1/50	112,000,000	116,007,494

		200,755,020

Total U.S. government and agency mortgage obligations (cost $204,329,761)		$207,862,408

U.S. TREASURY OBLIGATIONS (0.6%)(a)
	Principal amount	Value
U.S. Treasury Bonds 2.875%, 8/15/45(i)	$125,000	$166,700
U.S. Treasury Notes
3.125%, 5/15/21(i)	118,000	123,223
2.625%, 5/15/21(i)	116,000	120,336
2.50%, 1/31/24(i)	133,000	144,417
2.25%, 4/30/21(i)	129,000	133,093
2.125%, 1/31/21(i)	30,000	30,626
1.75%, 2/28/22(i)	129,000	132,802
1.625%, 9/30/26(i)	158,000	168,863

Total U.S. treasury obligations (cost $1,020,060)		$1,020,060

MORTGAGE-BACKED SECURITIES (36.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (18.8%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 22.958%, 4/15/37	$22,758	$41,397
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 21.213%, 11/15/35	64,989	114,023
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 19.95%, 12/15/36	43,304	69,023
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 17.746%, 3/15/35	139,996	198,781
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.495%, 12/15/47	2,196,631	268,428
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.395%, 8/15/56	3,140,234	675,150
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.395%, 4/15/47	955,163	166,313
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	983,221	154,165
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	893,547	124,137
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	428,986	57,503
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	916,880	86,372
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	623,085	55,116
REMICs Ser. 4530, Class TI, IO, 4.00%, 11/15/45	972,973	106,952
REMICs Ser. 4425, IO, 4.00%, 1/15/45	2,209,391	219,636
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,492,436	231,638
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	708,619	77,466
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	1,057,649	84,034
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	2,621,724	174,502
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	2,085,602	149,828
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	636,961	49,762
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	663,470	45,407
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	721,656	24,525
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.375%, 7/25/43(WAC)	818,725	8,187
REMICs Ser. 3300, PO, zero %, 2/15/37	12,796	11,846
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	756	681
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 34.22%, 7/25/36	27,229	52,650
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 21.096%, 3/25/36	92,452	159,411
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 20.729%, 6/25/37	59,934	104,133
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 19.812%, 2/25/38	54,333	73,896
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 19.787%, 11/25/35	59,372	86,027
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 14.933%, 11/25/34	53,351	64,251
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,213,258	249,590
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 5.653%, 9/25/43	1,806,845	360,890
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	96,963	15,314
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	2,084,617	393,471
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 5.453%, 4/25/40	599,959	117,811
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 5.303%, 3/25/48	3,259,275	562,225
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.253%, 6/25/45	3,035,416	537,087
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.203%, 5/25/47	7,004,371	1,151,378
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.153%, 12/25/48	2,618,477	324,037
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.153%, 12/25/46	2,089,772	429,480
REMICs IFB Ser. 19-57, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.103%, 10/25/49	7,955,341	1,187,786
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.103%, 8/25/49	3,528,063	508,837
REMICs IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.053%, 7/25/39	1,440,779	87,462
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.003%, 2/25/43	1,303,305	267,203
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	301,603	45,798
Interest Strip Ser. 366, Class 22, IO, 4.50%, 10/25/35	1,617	15
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	295,796	50,197
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	1,319,963	81,939
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	928,458	88,028
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	988,860	70,511
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	2,960,906	314,369
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	868,094	91,688
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	719,896	68,475
REMICs Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	1,668,431	117,896
REMICs Ser. 11-98, Class AI, IO, 3.50%, 11/25/37	518,123	2,651
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	921,599	43,141
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	1,256,585	72,769
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	719,009	22,000
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	658,720	13,998
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	3,939	3,594
Government National Mortgage Association
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%), 5.407%, 4/20/44	3,215,379	631,793
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.395%, 7/16/43	359,463	62,906
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.377%, 9/20/43	579,793	110,885
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.327%, 8/20/49	5,651,793	858,394
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.327%, 7/20/49	6,040,321	819,188
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.277%, 1/20/50	2,455,161	468,793
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.277%, 12/20/49	3,286,565	477,436
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.277%, 8/20/49	220,803	28,421
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.277%, 6/20/49	304,732	39,557
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.277%, 12/2/21	775,980	99,155
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	698,487	121,362
Ser. 16-42, IO, 5.00%, 2/20/46	1,184,836	206,278
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	1,086,927	133,870
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	2,116,771	391,520
Ser. 14-76, IO, 5.00%, 5/20/44	633,873	116,733
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	679,140	125,618
Ser. 12-146, IO, 5.00%, 12/20/42	1,038,584	189,542
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	357,777	65,568
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	523,496	97,045
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,304,673	424,966
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,323,760	236,622
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,014,022	368,195
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	436,226	80,794
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 4.827%, 8/20/44	1,560,938	265,615
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	3,888,085	484,971
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	795,264	113,704
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	1,331,440	149,787
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	890,499	77,258
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,048,113	174,653
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,571,448	215,954
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	579,699	50,716
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	201,034	17,858
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	876,591	160,366
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,054,288	100,241
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,080,591	169,400
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,082,444	144,718
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	537,682	87,962
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	552,772	103,645
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	3,013,142	399,241
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	904,274	98,784
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	1,912,864	273,139
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,136,488	127,150
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	1,153,523	108,675
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	706,916	90,437
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,117,466	154,157
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	2,497,925	227,969
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	1,321,306	140,957
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	2,185,120	180,187
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	1,841,674	126,049
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	728,793	23,334
Ser. 13-76, IO, 3.50%, 5/20/43	1,953,899	206,371
Ser. 13-28, IO, 3.50%, 2/20/43	636,238	63,549
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	935,632	88,885
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,536,028	144,970
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	627,725	58,065
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,154,925	164,220
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,332,655	176,894
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,775,801	262,809
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	1,362,524	84,080
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	2,100,619	149,915
Ser. 15-H10, Class BI, IO, 2.807%, 4/20/65(WAC)	2,145,185	183,405
Ser. 16-H14, Class AI, IO, 2.794%, 6/20/66(WAC)	2,366,552	221,805
Ser. 16-H09, Class BI, IO, 2.775%, 4/20/66(WAC)	4,278,760	398,447
Ser. 16-H17, Class KI, IO, 2.718%, 7/20/66(WAC)	1,651,323	166,808
Ser. 16-H23, Class NI, IO, 2.51%, 10/20/66(WAC)	9,408,421	807,243
Ser. 17-H16, Class JI, IO, 2.469%, 8/20/67(WAC)	3,661,477	468,643
Ser. 17-H02, Class BI, IO, 2.466%, 1/20/67(WAC)	2,533,956	264,715
Ser. 16-H22, Class AI, IO, 2.431%, 10/20/66(WAC)	3,245,596	324,466
Ser. 17-H06, Class BI, IO, 2.409%, 2/20/67(WAC)	2,831,838	301,893
Ser. 16-H16, Class EI, IO, 2.403%, 6/20/66(WAC)	2,459,337	202,403
Ser. 15-H24, Class AI, IO, 2.347%, 9/20/65(WAC)	2,863,784	240,566
Ser. 16-H06, Class DI, IO, 2.33%, 7/20/65	4,695,527	330,185
Ser. 18-H03, Class XI, IO, 2.319%, 2/20/68(WAC)	2,966,495	285,080
Ser. 17-H11, Class TI, IO, 2.318%, 4/20/67(WAC)	2,170,560	231,597
Ser. 16-H24, Class JI, IO, 2.302%, 11/20/66(WAC)	2,983,622	347,497
Ser. 17-H12, Class QI, IO, 2.169%, 5/20/67(WAC)	2,925,472	305,829
Ser. 17-H16, Class IG, IO, 2.041%, 7/20/67(WAC)	3,344,536	284,867
Ser. 17-H16, Class IB, IO, 2.03%, 8/20/67(WAC)	3,196,426	267,138
Ser. 16-H03, Class DI, IO, 2.019%, 12/20/65(WAC)	2,896,878	211,713
Ser. 15-H25, Class EI, IO, 1.924%, 10/20/65(WAC)	2,576,534	183,707
Ser. 17-H11, Class DI, IO, 1.884%, 5/20/67(WAC)	2,627,908	273,103
FRB Ser. 15-H08, Class CI, IO, 1.862%, 3/20/65(WAC)	1,603,565	117,982
Ser. 17-H09, IO, 1.818%, 4/20/67(WAC)	3,492,227	314,842
Ser. 15-H23, Class BI, IO, 1.81%, 9/20/65(WAC)	3,432,029	217,247
Ser. 16-H03, Class AI, IO, 1.778%, 1/20/66(WAC)	2,473,777	216,844
Ser. 16-H24, Class CI, IO, 1.758%, 10/20/66(WAC)	2,308,934	158,753
Ser. 16-H14, IO, 1.745%, 6/20/66(WAC)	1,881,989	126,396
Ser. 16-H10, Class AI, IO, 1.741%, 4/20/66(WAC)	4,883,532	331,367
Ser. 17-H10, Class MI, IO, 1.715%, 4/20/67(WAC)	4,839,269	352,299
Ser. 17-H08, Class NI, IO, 1.715%, 3/20/67(WAC)	3,739,129	303,991
Ser. 13-H08, Class CI, IO, 1.706%, 2/20/63(WAC)	3,711,534	160,709
Ser. 15-H25, Class AI, IO, 1.675%, 9/20/65(WAC)	4,783,044	288,418
Ser. 16-H06, Class CI, IO, 1.656%, 2/20/66(WAC)	5,174,618	330,063
Ser. 14-H21, Class BI, IO, 1.598%, 10/20/64(WAC)	3,029,550	164,202
Ser. 16-H02, Class HI, IO, 1.573%, 1/20/66(WAC)	3,516,294	243,328
Ser. 18-H05, Class BI, IO, 1.364%, 2/20/68(WAC)	3,367,013	391,415
Ser. 18-H05, Class AI, IO, 1.329%, 2/20/68(WAC)	2,688,211	315,865
Ser. 15-H26, Class CI, IO, 0.335%, 8/20/65(WAC)	5,349,101	60,980
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,363	1,218

		33,233,235
Commercial mortgage-backed securities (8.3%)
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.437%, 1/12/45(WAC)	879,000	615,300
Ser. 05-PWR7, Class B, 5.117%, 2/11/41(WAC)	268,647	265,961
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.749%, 3/11/39(WAC)	362,214	181,107
FRB Ser. 07-T28, Class D, 5.349%, 9/11/42(WAC)	275,000	147,945
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.744%, 12/15/47(WAC)	326,000	296,516
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	822,000	680,485
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.752%, 10/15/45(WAC)	251,000	188,250
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	700,000	401,767
FRB Ser. 13-CR9, Class D, 4.245%, 7/10/45(WAC)	452,000	259,516
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.675%, 12/15/39(WAC)	1,092,965	4,902
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 5.719%, 9/15/39(WAC)	9,206	9,096
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	81,037	81,312
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.771%, 4/15/50(WAC)	307,000	255,962
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	675,000	464,077
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.804%, 2/15/47(WAC)	987,000	676,180
FRB Ser. C14, Class D, 4.702%, 8/15/46(WAC)	350,000	303,808
FRB Ser. 14-C18, Class E, 4.304%, 2/15/47(WAC)	381,000	234,217
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	656,000	314,141
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.168%, 4/15/46(WAC)	408,000	332,048
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.059%, 2/12/51(WAC)	403,000	201,500
FRB Ser. 11-C3, Class F, 5.664%, 2/15/46(WAC)	401,000	363,810
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	715,000	471,704
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.395%, 12/15/49(WAC)	107,815	1
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.353%, 8/15/46(WAC)	750,000	389,523
FRB Ser. 13-C10, Class D, 4.083%, 7/15/46(WAC)	478,000	409,180
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	205,860
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	256,242	51,248
Ser. 07-HQ11, Class B, 5.538%, 2/12/44(WAC)	11,681	11,479
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	267,432	263,666
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 20-01, Class M10, 4.65%, 3/25/50	577,000	405,806
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	472,775	11,441
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 4.888%, 5/10/63(WAC)	490,000	87,630
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.283%, 7/15/46(WAC)	649,000	469,998
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	509,665
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	1,331,000	999,179
FRB Ser. 12-C7, Class E, 4.813%, 6/15/45(WAC)	875,000	644,350
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	2,626,000	1,691,806
FRB Ser. 13-C15, Class D, 4.494%, 8/15/46(WAC)	1,231,000	776,827
FRB Ser. 12-C10, Class D, 4.429%, 12/15/45(WAC)	1,152,000	914,839

		14,592,102
Residential mortgage-backed securities (non-agency) (8.9%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 3.76%, 11/27/36(WAC)	461,796	369,437
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 3.762%, 10/25/35(WAC)	306,663	259,509
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 5.697%, 10/25/27 (Bermuda)	220,000	152,434
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 1.127%, 11/25/47	210,010	157,542
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 1.297%, 3/25/37	780,014	633,545
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%), 3.466%, 9/25/35	252,774	206,677
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.906%, 6/25/46	309,293	253,089
FRB Ser. 06-OA7, Class 1A1, 2.852%, 6/25/46(WAC)	754,940	583,795
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR + 0.35%), 1.297%, 8/25/36	285,229	137,252
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 1.157%, 4/25/47	148,219	95,234
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 1.137%, 8/25/46	212,382	201,763
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 1.137%, 8/25/46	294,367	229,606
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 1.137%, 8/25/46	1,414,646	1,156,234
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 1.103%, 11/20/35	278,874	226,769
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%), 1.137%, 12/25/36	390,882	205,066
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.947%, 7/25/28	1,025,604	661,625
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 10.297%, 4/25/28	520,578	337,138
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 8.497%, 12/25/27	418,677	272,471
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 6.097%, 11/25/28	590,000	566,212
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.947%, 10/25/48	120,000	69,676
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 11.447%, 3/25/49	152,000	86,290
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 9.097%, 7/25/49	104,000	54,925
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 8.697%, 9/25/48	143,000	51,740
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 5.197%, 10/25/48	50,000	25,056
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	253,000	195,789
Structured Agency Credit Risk Debt FRN Ser. 19-HQA3, Class B1, (1 Month US LIBOR + 3.00%), 3.947%, 9/25/49	87,000	38,762
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 3.597%, 1/25/49	249,000	219,118
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 3.397%, 3/25/49	132,318	101,280
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 3.297%, 2/25/49	185,640	155,381
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 3.247%, 10/25/48	110,600	90,915
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 13.197%, 9/25/28	970,773	639,611
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 12.697%, 10/25/28	497,879	324,700
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 12.697%, 8/25/28	272,387	178,891
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 11.697%, 1/25/29	89,768	56,942
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.847%, 10/25/28	797,844	782,333
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 6.647%, 4/25/28	851,556	840,709
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 6.497%, 4/25/28	106,252	96,023
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 6.447%, 9/25/29	405,000	227,574
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 5.947%, 7/25/25	1,090,650	1,036,042
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.947%, 7/25/25	111,277	100,867
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 5.797%, 10/25/29	407,000	224,096
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 5.397%, 5/25/30	22,000	11,564
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 5.397%, 2/25/30	30,000	16,140
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 5.197%, 1/25/31	620,000	311,366
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.947%, 5/25/25	24,299	23,493
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.947%, 5/25/25	48,078	43,818
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 4.497%, 7/25/30	212,000	103,130
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (1 Month US LIBOR + 5.25%), 6.197%, 6/25/39	380,000	173,163
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 5.047%, 9/25/31	200,000	96,531
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 4.197%, 1/25/40	155,000	83,471
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 1.127%, 5/25/36	605,567	207,293
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 1.257%, 5/25/37	207,974	162,244
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 1.27%, 5/19/35	223,252	111,749
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 1.147%, 6/25/37	272,416	116,246
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 3.065%, 2/26/37	267,009	228,207
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 1.742%, 8/25/35	101,675	90,430
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 6.697%, 4/25/27 (Bermuda)	280,000	287,041
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO10, Class A1, (1 Month US LIBOR + 0.16%), 1.107%, 1/25/37	384,261	318,647
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 1.127%, 1/25/37	445,630	314,452
WAMU Asset-Backed Certificates Trust FRB Ser. 07-HE4, Class HE4, (1 Month US LIBOR + 0.17%), 1.117%, 7/25/47	156,613	115,686
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.121%, 9/25/35(WAC)	11,739	10,334
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.35%), 1.297%, 12/25/45	570,217	500,467
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5, Class 1A1, 4.208%, 4/25/36(WAC)	9,487	9,819

		15,637,409

Total mortgage-backed securities (cost $77,542,664)		$63,462,746

CORPORATE BONDS AND NOTES (19.9%)(a)
		Principal amount	Value
Basic materials (1.7%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		$10,000	$8,325
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		102,000	98,400
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		40,000	36,912
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		77,000	69,493
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		160,000	145,600
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		168,000	162,120
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		193,000	182,868
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		68,000	66,640
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		29,000	22,181
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		49,000	40,793
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		140,000	126,385
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		48,000	45,120
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		20,000	17,900
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		216,000	200,880
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		126,000	120,847
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		132,000	123,420
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		49,000	45,570
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		29,000	25,665
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		100,000	86,250
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		44,000	40,480
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		13,000	10,823
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		69,000	58,650
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		55,000	41,792
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		40,000	39,255
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		21,000	18,690
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		129,000	116,100
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		65,000	56,713
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		139,000	166,105
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		150,000	131,813
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		125,000	115,000
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		43,000	38,378
Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26		35,000	31,500
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		115,000	103,788
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		165,000	150,150
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		120,000	112,488
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		82,000	80,745
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		66,000	64,020

			3,001,859
Capital goods (1.9%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		155,000	142,600
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		75,000	72,969
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		95,000	84,788
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		200,000	171,780
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		215,000	213,925
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		82,000	80,975
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27		45,000	46,490
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26		45,000	45,450
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		105,000	103,429
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		100,000	100,220
Berry Global, Inc. 144A notes 4.50%, 2/15/26		32,000	30,880
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		35,000	32,550
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		65,000	63,629
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		155,000	158,829
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		111,000	113,775
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		95,000	92,625
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		144,000	140,940
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		125,000	91,810
Moog, Inc. 144A company guaranty sr. unsec. notes 4.25%, 12/15/27		40,000	36,100
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		117,000	110,565
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		90,000	78,516
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		139,000	109,868
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		195,000	182,325
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		210,000	185,588
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		171,000	168,933
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		80,000	77,000
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		50,000	47,875
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		316,000	314,815
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		145,000	130,138
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		185,000	171,643

			3,401,030
Communication services (2.1%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		138,000	140,070
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		788,000	809,749
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32		70,000	68,264
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		50,000	49,000
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		166,000	166,415
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		78,000	71,386
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		98,000	98,244
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		146,000	150,380
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		117,000	113,783
Front Range BidCo., Inc. 144A sr. notes 4.00%, 3/1/27		20,000	19,125
Front Range BidCo., Inc. 144A sr. unsec. notes 6.125%, 3/1/28		70,000	66,500
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		42,000	38,535
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Luxembourg)		8,000	7,730
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		194,000	193,879
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		100,000	99,390
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		36,000	36,360
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		216,000	246,715
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		105,000	118,839
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		313,000	343,543
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		155,000	159,759
Sprint Corp. 144A company guaranty sr. unsec. notes 7.25%, 2/1/28		115,000	115,575
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		101,000	103,149
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		16,000	16,480
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		116,000	120,849
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		45,000	46,013
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		172,000	172,000
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		60,000	60,000
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	100,000	117,536

			3,749,268
Consumer cyclicals (3.6%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		$30,000	28,575
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		45,000	40,950
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		50,000	43,000
Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 4.75%, 12/1/27		45,000	37,125
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		45,000	39,033
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 4.875%, 2/15/30 (Canada)		30,000	22,791
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		45,000	44,100
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		52,000	41,080
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		65,000	48,588
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		65,000	61,506
Codere Finance 2 Luxembourg SA company guaranty sr. notes Ser. REGS, 6.75%, 11/1/21 (Luxembourg)	EUR	100,000	36,947
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		$97,000	84,026
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		160,000	115,552
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		120,000	97,502
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		204,000	136,425
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		20,000	18,050
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		65,000	58,338
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		101,000	87,618
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		84,000	70,140
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		70,000	68,425
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		189,000	188,055
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		70,000	62,573
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		90,000	89,100
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		123,000	116,850
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		142,000	137,385
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		222,931	194,088
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		80,000	82,400
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		25,000	24,125
Installed Building Products, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/28		20,000	19,000
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		160,000	158,048
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		79,000	76,630
JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37		84,000	8,400
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		60,000	52,950
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		38,000	33,440
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		49,000	35,280
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		109,000	85,990
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		69,000	69,794
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		129,000	110,295
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		90,000	79,200
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		67,000	60,994
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		65,000	60,450
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		35,000	34,398
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		140,000	130,200
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		115,000	98,900
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		140,000	143,892
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		95,000	83,344
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		193,000	160,673
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		70,000	65,887
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		140,000	136,850
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		149,000	138,198
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		93,000	85,729
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		66,000	63,360
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		29,000	25,810
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		200,000	185,000
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		48,000	43,786
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		109,000	89,784
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		95,000	81,938
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		9,000	9,900
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		155,000	152,437
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		17,000	17,553
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		70,000	43,750
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		55,000	47,850
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		141,000	134,303
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		95,000	78,613
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		110,000	112,200
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		118,000	118,885
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		178,000	149,965
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		50,000	42,500
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		135,000	132,678
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		151,000	145,715
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	9,210
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		95,000	76,950
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		55,000	46,888
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		70,000	65,800
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		87,000	82,998
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		90,000	78,300
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		126,000	114,030
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		115,000	104,650

			6,257,742
Consumer staples (1.2%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		135,000	130,275
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		63,000	58,206
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		80,000	76,000
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		30,000	29,925
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		115,000	114,425
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		10,000	10,337
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		35,000	35,350
Europcar Mobility Group notes Ser. REGS, 4.125%, 11/15/24 (France)	EUR	100,000	49,079
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		$45,000	45,414
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		81,000	41,310
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		180,000	113,380
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		165,000	156,750
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		115,000	114,839
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		115,000	112,700
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35		129,000	128,253
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26		141,000	136,992
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		130,000	132,259
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		217,000	207,235
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		50,000	54,485
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		90,000	92,700
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		150,000	160,275
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		30,000	30,455
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		85,000	83,453
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28		20,000	19,806
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		45,000	42,300
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		20,000	21,000

			2,197,203
Energy (2.9%)
Aker BP ASA 144A sr. unsec. notes 6.00%, 7/1/22 (Norway)		150,000	135,000
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		34,000	30,085
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)		150,000	112,153
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		90,000	65,475
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		87,000	66,990
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		79,000	46,215
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		42,000	630
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		75,000	35,932
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		105,000	87,951
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		230,000	204,265
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		52,000	33,800
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		44,000	23,760
Denbury Resources, Inc. 144A company guaranty notes 9.25%, 3/31/22		14,000	3,360
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		226,000	66,105
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		75,000	55,297
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		191,000	129,880
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		273,000	135,135
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		183,000	129,210
Hess Midstream Operations LP 144A sr. unsec. notes 5.125%, 6/15/28		90,000	63,252
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		25,000	20,938
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		59,000	38,940
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		4,000	1,845
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		100,000	63,250
MEG Energy Corp. 144A sr. unsec. notes 7.125%, 2/1/27 (Canada)		68,000	33,600
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		149,000	32,780
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 1/15/28		115,000	36,800
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		45,000	15,300
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		45,000	11,255
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		46,000	4,140
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		44,000	8,690
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		81,000	12,960
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		200,000	200,000
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		285,000	283,564
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		323,000	331,004
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		432,000	421,740
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		1,001,000	990,990
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		169,000	160,973
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		35,000	32,900
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		378,000	22,680
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		297,000	20,790
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		760,000	45,600
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 7.69%, 1/23/50 (Mexico)		311,000	214,590
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		41,000	13,530
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		69,000	62,039
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		130,000	37,838
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		20,000	6,600
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		60,000	18,000
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		74,000	31,311
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		147,000	76,440
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		30,000	24,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		56,000	45,140
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30		30,000	23,172
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		46,760	37,876
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		70,000	56,700
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		45,000	4,163
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		30,000	25,200
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		22,000	16,170
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		88,000	50,160
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30		35,000	19,005
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		81,000	44,550

			5,021,868
Financials (2.7%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		85,000	71,400
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		70,000	65,548
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		320,000	370,784
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		85,000	83,147
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		72,000	84,240
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		50,000	50,250
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		80,000	84,400
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		75,000	80,746
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		150,000	143,250
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		65,000	63,375
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		84,000	81,480
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		85,000	82,474
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		174,000	181,069
Credit Acceptance Corp. company guaranty sr. unsec. notes 6.625%, 3/15/26		45,000	42,737
Credit Acceptance Corp. 144A sr. unsec. notes 5.125%, 12/31/24		45,000	40,950
Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31		250,000	290,860
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		80,000	67,200
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		60,000	65,036
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		45,000	36,252
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		90,000	83,250
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		95,000	88,559
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		75,000	72,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		87,000	82,215
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		55,000	50,806
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24		55,000	50,584
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	171,250
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		130,000	109,200
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		131,000	107,734
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		45,000	41,513
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		95,000	75,050
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		160,000	153,600
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		40,000	34,000
Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	100,000	109,564
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		$50,000	42,500
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		110,000	92,400
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		200,000	186,876
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		95,000	121,363
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		200,000	183,376
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		50,000	49,500
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		77,000	77,548
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		100,000	91,500
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		120,000	105,600
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		45,000	40,181
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		65,000	48,913
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		200,000	189,494
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		300,000	297,750

			4,741,899
Health care (2.0%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		115,000	120,175
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	100,000	105,273
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$70,000	70,721
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. bonds 5.25%, 1/30/30		40,000	37,822
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		85,000	88,213
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		45,000	46,188
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		150,000	147,750
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		135,000	135,675
Centene Corp. 144A sr. unsec. bonds 4.625%, 12/15/29		205,000	206,025
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		40,000	40,800
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25		60,000	60,300
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		50,000	51,506
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		238,000	225,951
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		85,000	63,750
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		120,000	114,000
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.65%, 8/28/28		105,000	110,707
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		130,000	136,340
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		195,000	200,850
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		83,000	82,793
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		105,000	102,375
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		25,000	24,375
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		130,000	132,600
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		35,000	35,000
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		382,000	388,685
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		55,000	52,525
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		45,000	43,875
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		195,000	185,738
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		280,000	266,700
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		200,000	196,498

			3,473,210
Technology (0.8%)
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		60,000	59,910
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		30,000	30,360
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		405,000	417,993
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		103,000	106,348
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		45,000	46,800
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23		57,000	46,419
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		304,000	221,160
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		75,000	78,394
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		101,000	105,293
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		75,000	68,630
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		210,000	176,400
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		78,000	79,170

			1,436,877
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		162,000	157,950

			157,950
Utilities and power (0.9%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		280,000	273,000
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		50,000	50,124
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		73,000	70,445
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		43,000	28,797
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		24,000	19,673
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		35,000	28,700
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		65,000	61,750
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		75,000	72,694
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		290,000	325,026
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		23,000	23,920
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		115,000	117,300
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		65,000	65,763
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		140,000	138,373
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		95,000	97,850
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		119,000	179
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		60,000	62,325
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		40,000	35,464
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		11,000	10,338
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		56,000	57,750
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		129,000	132,870

			1,672,341

Total corporate bonds and notes (cost $39,858,186)			$35,111,247

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.6%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)		$1,700,000	$480,267
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		285,000	127,897
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		1,248,000	1,312,127
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)		405,000	423,731
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		200,000	50,800
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina)		215,000	54,180
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 33.929%, 5/31/22 (Argentina)	ARS	6,180,000	51,890
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$390,000	99,060
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		260,000	77,242
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		478,000	188,810
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.45%, 4/30/44 (Dominican Republic)		305,000	283,650
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.875%, 1/30/60 (Dominican Republic)		485,000	406,188
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		173,333	173,333
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		360,000	374,400
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		320,000	313,600
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		210,000	197,402
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		180,000	167,400
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		270,000	253,800
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		250,000	217,500
Ecuador (Republic of) 144A sr. unsec. notes 9.50%, 3/27/30 (Ecuador)		626,000	182,881
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		700,000	560,882
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		200,000	178,760
Egypt (Arab Republic of) 144A sr. unsec. bonds 7.053%, 1/15/32 (Egypt)		380,000	307,055
El Salvador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.625%, 2/1/41 (El Salvador)		150,000	123,002
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 1/18/27 (El Salvador)		118,000	103,250
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		250,000	219,375
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		485,000	470,434
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		1,045,000	1,090,687
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		425,000	532,283
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		220,000	228,253
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		1,190,000	1,038,275
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)		453,150	406,702
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	250,000	235,188
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		$275,000	248,531
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	245,000	230,900
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		$211,000	229,992
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		1,784,000	2,013,690
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		1,490,000	1,221,800
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		740,000	662,300
South Africa (Republic of) sr. unsec. unsub. bonds 6.30%, 6/22/48 (South Africa)		240,000	185,991
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)		290,000	278,183
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		285,000	248,658
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		220,000	218,198
United Mexican States sr. unsec. unsub. bonds 3.25%, 4/16/30 (Mexico)		271,000	254,740
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		265,000	23,850
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		576,000	57,600
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		134,000	13,400
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		932,000	93,200

Total foreign government and agency bonds and notes (cost $21,726,280)			$16,911,337

PURCHASED SWAP OPTIONS OUTSTANDING (4.7%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
(1.465)/3 month USD-LIBOR-BBA/Apr-50	Apr-20/1.465		$2,220,100	$155
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		4,996,000	276,379
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		4,996,000	263,689
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		25,783,200	258,606
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		4,996,000	14,438
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		4,996,000	3,197
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		25,783,200	26
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		2,141,800	422,534
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		2,141,800	35,468
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		3,737,500	24,182
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	464,263
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	456,539
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101		6,235,800	305,866
(1.042)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/1.042		4,837,300	249,073
1.33/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.33		19,984,100	203,838
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	43,963
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	42,761
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		2,490,200	1,199,081
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		2,490,200	1,193,179
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		2,490,200	1,063,913
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		4,033,600	800,105
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		2,817,200	257,154
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		2,817,200	80,262
(0.01)/6 month EUR-EURIBOR-Reuters/Apr-30	Apr-20/0.01	EUR	2,419,300	21,506
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		$1,601,800	3,780
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		4,033,600	1,855
(1.719)/3 month USD-LIBOR-BBA/Apr-50	Apr-20/1.719		1,155,900	555
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		399,000	53,410
(1.12625)/3 month USD-LIBOR-BBA/Apr-30 (Canada)	Apr-20/1.12625		5,862,900	5,687
UBS AG
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		26,814,500	319,093
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	4,016,900	104,199
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	4,016,900	101,630
(0.895)/3 month USD-LIBOR-BBA/Apr-30	Apr-20/0.895		$2,051,000	6,174
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		26,814,500	28

Total purchased swap options outstanding (cost $3,966,927)				$8,276,588

PURCHASED OPTIONS OUTSTANDING (1.5%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
USD/JPY (Put)	Jun-20/JPY 108.00	$3,129,450		$3,129,450	$76,121
USD/JPY (Put)	Apr-20/JPY 106.00	3,129,450		3,129,450	23,108
Barclays Bank PLC
GBP/USD (Call)	Apr-20/$1.34	3,290,043	GBP	2,648,775	3
Citibank, N.A.
USD/CHF (Put)	Jun-20/CHF 0.91	3,428,800		$3,428,800	10,674
USD/JPY (Put)	Jun-20/JPY 108.00	3,129,450		3,129,450	76,121
Goldman Sachs International
EUR/NOK (Put)	Apr-20/NOK 9.60	5,192,122	EUR	4,707,700	5
USD/CHF (Put)	Jun-20/CHF 0.94	3,428,800		$3,428,800	24,852
USD/JPY (Put)	Jun-20/JPY 108.00	3,129,450		3,129,450	76,121
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	May-20/$102.81	112,000,000		112,000,000	805,392
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Apr-20/102.94	30,000,000		30,000,000	567,000
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Apr-20/103.00	16,000,000		16,000,000	292,400
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Apr-20/103.13	25,000,000		25,000,000	652,125
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Apr-20/104.03	3,000,000		3,000,000	51,075
UBS AG
GBP/USD (Call)	Apr-20/1.34	3,290,043	GBP	2,648,775	138

Total purchased options outstanding (cost $1,071,603)					$2,655,135

CONVERTIBLE BONDS AND NOTES (3.4%)(a)
	Principal amount	Value
Capital goods (0.1%)
Fortive Corp. cv. company guaranty sr. unsec. notes 0.875%, 2/15/22	$120,000	$111,225
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	$78,000	71,429

		182,654
Communication services (0.2%)
8x8, Inc. cv. sr. unsec. notes 0.50%, 2/1/24	50,000	43,551
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	90,000	73,067
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	107,000	134,688
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	30,000	28,350
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	134,000	114,321
Vonage Holdings Corp. 144A cv. sr. unsec. notes 1.75%, 6/1/24	73,000	58,896

		452,873
Consumer cyclicals (0.4%)
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23	83,000	108,256
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	16,000	12,460
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	51,000	48,128
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	164,000	155,887
Marriott Vacations Worldwide Corp. cv. sr. unsec. notes 1.50%, 9/15/22	95,000	74,219
Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21	107,000	106,668
RH 144A cv. sr. unsec. notes zero %, 9/15/24	101,000	73,695
Square, Inc. 144A cv. sr. unsec. notes 0.125%, 3/1/25	53,000	45,803
Winnebago Industries, Inc. 144A cv. sr. unsec. notes 1.50%, 4/1/25	47,000	35,221

		660,337
Consumer staples (0.3%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.125%, 3/15/25	56,000	52,948
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 10/1/26	128,000	105,361
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26	176,000	161,933
Wayfair, Inc. cv. sr. unsec. notes 1.125%, 11/1/24	89,000	60,845
Zillow Group, Inc. 144A cv. sr. unsec. sub. notes 1.375%, 9/1/26	130,000	132,657

		513,744
Energy (—%)
CHC Group, LLC/CHC Finance, Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $24,845)(RES)	35,887	7,177
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	29,000	4,372
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	83,000	28,848

		40,397
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	63,000	49,455
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	70,000	61,490
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)	62,000	66,045
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	92,000	85,790
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23	43,000	38,911

		301,691
Health care (0.4%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24	80,000	83,835
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	52,000	48,134
DexCom, Inc. cv. sr. unsec. unsub. notes 0.75%, 12/1/23	35,000	60,819
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	212,000	178,127
Illumina, Inc. cv. sr. unsec. notes zero %, 8/15/23	33,000	31,583
Insulet Corp. 144A cv. sr. unsec. notes 0.375%, 9/1/26	18,000	18,187
Integra LifeSciences Holdings Corp. 144A cv. sr. unsec. notes 0.50%, 8/15/25	41,000	36,227
Ironwood Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 1.50%, 6/15/26	46,000	46,258
Ironwood Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 6/15/24	43,000	43,753
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	81,000	70,812
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	33,000	42,126
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22	58,000	55,896
Tabula Rasa HealthCare, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 2/15/26	60,000	58,688

		774,445
Technology (1.7%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	160,000	178,564
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.375%, 9/1/27	92,000	91,628
Blackline, Inc. 144A cv. sr. unsec. notes 0.125%, 8/1/24	74,000	72,404
Cree, Inc. cv. sr. unsec. notes 0.875%, 9/1/23	81,000	73,904
CyberArk Software, Ltd. 144A cv. sr. unsec. notes zero %, 11/15/24 (Israel)	60,000	51,982
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23	68,000	95,518
Envestnet, Inc. cv. sr. unsec. notes 1.75%, 6/1/23	84,000	85,851
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	53,000	51,065
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	39,000	56,892
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	60,000	54,750
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24	41,000	37,583
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/26	174,000	177,045
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	49,000	50,470
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	56,000	47,131
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	158,000	170,133
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	82,000	81,444
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.75%, 7/1/23	213,000	205,586
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	41,000	35,830
Pluralsight, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/24	59,000	43,454
Proofpoint, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 8/15/24	102,000	95,753
Q2 Holdings, Inc. 144A cv. sr. unsec. unsub. notes 0.75%, 6/1/26	68,000	60,578
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/1/25	105,000	97,272
SailPoint Technologies Holding, Inc. 144A cv. sr. unsec. notes 0.125%, 9/15/24	48,000	40,920
Silicon Laboratories, Inc. cv. sr. unsec. notes 1.375%, 3/1/22	38,000	42,042
Snap, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/26	149,000	130,901
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25	249,000	275,145
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23 (acquired 12/20/19, cost $42,268)(RES)	27,000	37,672
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	125,000	118,133
Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21	75,000	72,312
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	38,000	40,064
Wix.com, Ltd. cv. sr. unsec. notes zero %, 7/1/23 (Israel)	52,000	51,299
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	64,000	70,880
Zendesk, Inc. cv. sr. unsec. notes 0.25%, 3/15/23	51,000	60,251
Zynga, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/24	79,000	81,017

		2,935,473
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	63,000	53,235

		53,235
Utilities and power (0.1%)
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	103,000	98,108

		98,108

Total convertible bonds and notes (cost $6,860,479)		$6,012,957

ASSET-BACKED SECURITIES (2.4%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 1.797%, 11/25/51	$112,000	$112,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 1.747%, 6/25/52	135,000	135,000
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M4, 5.682%, 11/26/29(WAC)	425,000	423,897
RMF Buyout Issuance Trust 144A Ser. 19-1, Class M5, 6.00%, 7/25/29(WAC)	414,000	426,600
Station Place Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.755%, 3/26/21	469,000	469,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 1.679%, 10/24/20	463,000	463,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 1.629%, 9/24/20	1,008,000	1,008,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 1.629%, 6/24/20	996,000	996,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 1.597%, 8/25/52	190,000	190,000

Total asset-backed securities (cost $4,202,674)		$4,223,497

SENIOR LOANS (1.8%)(a)(c)
	Principal amount	Value
Basic materials (0.2%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 4.45%, 1/31/24	$103,807	$94,464
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.777%, 9/6/24	26,706	20,030
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.95%, 3/1/26	69,312	61,515
PQ Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.25%), 3.627%, 2/7/27	22,400	19,880
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	48,000	31,680
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.612%, 6/26/25	119,861	94,091

		321,660
Capital goods (0.3%)
Berry Global, Inc. bank term loan FRN Ser. Y, (BBA LIBOR USD 3 Month + 2.00%), 3.899%, 7/1/26	94,288	87,970
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.084%, 4/3/24	112,036	91,029
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	56,173	49,713
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.45%, 3/28/25	103,025	86,026
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	296,000	264,920

		579,658
Communication services (0.3%)
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 3.989%, 11/3/24	97,025	89,910
Front Range BidCo, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	55,000	50,875
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 5.682%, 11/27/23	55,000	50,188
Sprint Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 2/3/24	322,040	316,941

		507,914
Consumer cyclicals (0.6%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.489%, 8/21/26	69,650	62,163
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.719%, 5/5/24	110,735	91,357
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.18%, 8/24/26	79,600	61,292
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.69%, 10/23/26	68,707	64,584
Golden Nugget, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 4.081%, 10/4/23	73,237	56,392
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.66%, 4/29/26	39,900	33,656
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 10.25%, 5/21/24	155,201	19,400
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.00%, 10/16/23	57,609	21,747
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.28%, 11/6/24	252,981	217,564
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 3/11/22	78,450	75,214
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	75,000	41,250
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 2/28/25	75,438	45,263
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 4.246%, 8/14/24	59,544	47,784
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 8.45%, 11/28/22	91,322	68,491
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.99%, 12/17/26	80,798	68,880
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	87,312	75,961

		1,050,998
Consumer staples (0.3%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	135,609	120,014
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.085%, 6/21/24	257,018	205,614
CEC Entertainment, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 7.572%, 8/30/26	223,875	118,654
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.41%, 2/5/25	84,141	64,789
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.113%, 9/7/23	75,113	28,543

		537,614
Energy (—%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.363%, 12/31/22	35,000	9,450
Lower Cadence Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.989%, 5/22/26	59,465	36,076

		45,526
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%, 4/25/25	34,913	32,120

		32,120
Health care (—%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.404%, 2/4/27	55,000	52,113

		52,113
Technology (0.1%)
Kronos, Inc./MA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.763%, 11/1/23	34,900	31,912
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.763%, 11/3/23	29,761	26,636

		58,548
Transportation (—%)
Genesee & Wyoming, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.774%, 11/5/26	55,000	52,456

		52,456

Total senior loans (cost $4,076,271)		$3,238,607

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	6,980	$143,160

Total preferred stocks (cost $175,814)		$143,160

COMMON STOCKS (0.1%)(a)
	Shares	Value
Advanz Pharma Corp., Ltd. (Canada)(NON)	430	$1,655
CHC Group, LLC (Units)(acquired 3/23/17, cost $10,107)(NON)(RES)	697	174
Clear Channel Outdoor Holdings, Inc.(NON)	12,143	7,772
iHeartMedia, Inc. Class A(NON)	5,164	37,749
MWO Holdings, LLC (Units)(F)	98	—
Nine Point Energy(F)	648	—
Tervita Corp. (Canada)(NON)	191	471
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	10,369	11,406
Tribune Media Co. Class 1C	55,356	30,446

Total common stocks (cost $410,848)		$89,673

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Nine Point Energy 6.75% cv. pfd.(F)	13	$—

Total convertible preferred stocks (cost $13,000)		$—

SHORT-TERM INVESTMENTS (27.6%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.92%(AFF)	Shares	28,858,115	$28,858,115
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.32%(P)	Shares	5,334,000	5,334,000
U.S. Treasury Bills 1.642%, 4/2/20(SEGSF)(SEGCCS)(SEGTBA)		$2,643,000	2,643,000
U.S. Treasury Bills 1.631%, 4/9/20(SEGCCS)		529,000	528,990
U.S. Treasury Bills 1.578%, 6/18/20(SEGCCS)		824,000	823,834
U.S. Treasury Bills 1.564%, 5/7/20(SEGSF)(SEGCCS)		1,423,000	1,422,909
U.S. Treasury Bills 1.562%, 6/4/20(SEGCCS)		149,000	148,981
U.S. Treasury Bills 0.595%, 4/7/20		330,000	329,996
U.S. Treasury Bills 0.572%, 6/11/20(SEGCCS)(SEGTBA)		524,000	523,905
U.S. Treasury Bills 0.502%, 5/5/20(SEG)(SEGSF)(SEGCCS)(SEGTBA)		1,492,000	1,491,910
U.S. Treasury Bills 0.364%, 4/28/20(SEGSF)		158,000	157,996
U.S. Treasury Bills 0.310%, 7/23/20(SEGSF)(SEGCCS)		1,151,000	1,150,706
U.S. Treasury Bills 0.184%, 7/9/20(SEGSF)		551,000	550,884
U.S. Treasury Bills 0.164%, 6/25/20(SEGSF)		479,000	478,925
U.S. Treasury Bills 0.035%, 9/3/20(SEG)(SEGTBA)		116,000	115,952
U.S. Treasury Bills 0.014%, 9/24/20(SEGCCS)(SEGTBA)		201,000	200,908
U.S. Treasury Bills 0.011%, 8/6/20(SEGSF)(SEGTBA)		1,011,000	1,010,696
U.S. Treasury Bills 0.005%, 9/10/20(SEGSF)(SEGCCS)(SEGTBA)		724,000	723,629
U.S. Treasury Bills zero%, 8/20/20(SEGSF)(SEGCCS)(SEGTBA)		1,224,000	1,223,581
U.S. Treasury Bills zero%, 8/13/20(SEGSF)(SEGTBA)		792,000	791,770

Total short-term investments (cost $48,504,490)			$48,510,687
TOTAL INVESTMENTS

Total investments (cost $413,759,057)			$397,518,102

	FORWARD CURRENCY CONTRACTS at 3/31/20 (aggregate face value $80,769,994) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/15/20	$352,969	$395,042	$(42,073)
		Canadian Dollar	Sell	4/15/20	573,107	612,476	39,369
		Chinese Yuan (Offshore)	Buy	5/20/20	14,909	11,518	3,391
		Czech Koruna	Buy	6/17/20	230,942	242,820	(11,878)
		Hong Kong Dollar	Sell	5/20/20	884,702	882,527	(2,175)
		Japanese Yen	Sell	5/20/20	667,245	658,063	(9,182)
		Mexican Peso	Buy	4/15/20	703,074	875,179	(172,105)
		Mexican Peso	Sell	4/15/20	703,074	866,623	163,549
		New Taiwan Dollar	Sell	5/20/20	17,973	4,814	(13,159)
		New Zealand Dollar	Buy	4/15/20	402,837	435,338	(32,501)
		Norwegian Krone	Sell	6/17/20	168,472	149,985	(18,487)
		Swedish Krona	Sell	6/17/20	157,266	206,330	49,064
	Barclays Bank PLC
		Australian Dollar	Sell	4/15/20	256,268	280,062	23,794
		British Pound	Buy	6/17/20	274,372	243,828	30,544
		Euro	Sell	6/17/20	2,875,870	2,874,854	(1,016)
		Hong Kong Dollar	Buy	5/20/20	322,486	321,928	558
		Japanese Yen	Buy	5/20/20	1,131,770	1,221,956	(90,186)
		New Zealand Dollar	Buy	4/15/20	625,793	656,525	(30,732)
		Norwegian Krone	Buy	6/17/20	477,668	395,662	82,006
		Swedish Krona	Sell	6/17/20	717,059	718,347	1,288
		Swiss Franc	Sell	6/17/20	109,695	112,786	3,091
	Citibank, N.A.
		Australian Dollar	Buy	4/15/20	159,445	85,471	73,974
		Canadian Dollar	Sell	4/15/20	199,208	203,514	4,306
		Euro	Sell	6/17/20	745,182	728,044	(17,138)
		Japanese Yen	Buy	5/20/20	245,257	237,287	7,970
		Mexican Peso	Buy	4/15/20	351,539	436,946	(85,407)
		Mexican Peso	Sell	4/15/20	351,539	432,887	81,348
		New Zealand Dollar	Sell	4/15/20	600,735	659,204	58,469
		Norwegian Krone	Sell	6/17/20	240,661	212,361	(28,300)
		Swedish Krona	Buy	6/17/20	420,584	401,736	18,848
		Swiss Franc	Sell	6/17/20	564,120	560,569	(3,551)
	Credit Suisse International
		Australian Dollar	Buy	7/15/20	368,826	367,523	1,303
		Australian Dollar	Buy	4/15/20	196,660	221,207	(24,547)
		Australian Dollar	Sell	4/15/20	202,320	216,483	14,163
		British Pound	Buy	6/17/20	191,663	177,404	14,259
		Canadian Dollar	Sell	7/15/20	367,708	366,464	(1,244)
		Euro	Buy	6/17/20	200,758	206,701	(5,943)
		New Zealand Dollar	Buy	4/15/20	367,338	357,236	10,102
		Norwegian Krone	Sell	6/17/20	826,888	745,167	(81,721)
		Swedish Krona	Buy	6/17/20	351,629	337,608	14,021
	Goldman Sachs International
		Australian Dollar	Buy	4/15/20	1,086,647	1,051,175	35,472
		British Pound	Buy	6/17/20	555,710	540,363	15,347
		Canadian Dollar	Buy	4/15/20	1,213,303	1,204,812	8,491
		Chinese Yuan (Offshore)	Buy	5/20/20	14,895	11,860	3,035
		Euro	Sell	6/17/20	585,682	577,729	(7,953)
		Japanese Yen	Sell	5/20/20	835,162	813,906	(21,256)
		New Taiwan Dollar	Buy	5/20/20	4	13,617	(13,613)
		New Zealand Dollar	Sell	4/15/20	378,554	450,796	72,242
		Norwegian Krone	Buy	6/17/20	1,123,594	1,408,981	(285,387)
		Russian Ruble	Buy	6/17/20	716,873	885,560	(168,687)
		Russian Ruble	Sell	6/17/20	716,873	860,143	143,270
		Swedish Krona	Buy	6/17/20	998,610	934,464	64,146
		Swiss Franc	Buy	6/17/20	844,087	862,785	(18,698)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	4/15/20	454,343	488,183	33,840
		Australian Dollar	Buy	7/15/20	368,765	367,463	1,302
		British Pound	Buy	6/17/20	191,290	176,635	14,655
		Canadian Dollar	Buy	4/15/20	224,651	170,946	53,705
		Canadian Dollar	Sell	7/15/20	367,708	366,542	(1,166)
		Euro	Buy	6/17/20	852,474	877,889	(25,415)
		Hong Kong Dollar	Sell	5/20/20	575,951	573,349	(2,602)
		Japanese Yen	Buy	5/20/20	463,381	476,197	(12,816)
		New Zealand Dollar	Sell	4/15/20	168,962	196,704	27,742
		New Zealand Dollar	Sell	7/15/20	727,111	731,222	4,111
		Norwegian Krone	Sell	6/17/20	137,433	69,173	(68,260)
		Swedish Krona	Sell	6/17/20	1,537,854	1,595,213	57,359
		Swiss Franc	Sell	6/17/20	68,194	68,418	224
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/15/20	22,699	67,133	(44,434)
		British Pound	Buy	6/17/20	433,076	390,708	42,368
		Canadian Dollar	Sell	4/15/20	415,545	445,018	29,473
		Euro	Buy	6/17/20	6,385,428	6,479,215	(93,787)
		Japanese Yen	Sell	5/20/20	296,569	289,073	(7,496)
		New Zealand Dollar	Buy	4/15/20	1,190,791	1,252,622	(61,831)
		New Zealand Dollar	Sell	4/15/20	1,189,299	1,272,843	83,544
		Norwegian Krone	Sell	6/17/20	503,760	309,061	(194,699)
		Singapore Dollar	Buy	5/20/20	1,675,233	1,714,045	(38,812)
		Singapore Dollar	Sell	5/20/20	1,671,079	1,740,095	69,016
		Swedish Krona	Sell	6/17/20	281,064	325,375	44,311
		Swiss Franc	Buy	6/17/20	124,083	147,124	(23,041)
	NatWest Markets PLC
		Australian Dollar	Buy	4/15/20	436,381	452,042	(15,661)
		Canadian Dollar	Buy	4/15/20	306,169	280,576	25,593
		Euro	Sell	6/17/20	602,274	591,337	(10,937)
		New Zealand Dollar	Buy	4/15/20	476,758	507,742	(30,984)
		Norwegian Krone	Buy	6/17/20	906,034	1,083,914	(177,880)
		Swedish Krona	Sell	6/17/20	17,893	43,047	25,154
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/15/20	1,581,591	1,695,811	114,220
		British Pound	Sell	6/17/20	519,268	561,393	42,125
		Canadian Dollar	Sell	4/15/20	3,843,450	4,164,416	320,966
		Euro	Sell	6/17/20	1,892,212	1,894,023	1,811
		Hong Kong Dollar	Sell	5/20/20	1,769,404	1,764,834	(4,570)
		Japanese Yen	Sell	5/20/20	2,927,746	2,895,648	(32,098)
		New Zealand Dollar	Buy	4/15/20	685,753	775,508	(89,755)
		Norwegian Krone	Buy	6/17/20	1,292,067	1,432,795	(140,728)
		Swedish Krona	Sell	6/17/20	2,016,477	2,171,374	154,897
		Swiss Franc	Sell	6/17/20	111,988	110,256	(1,732)
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/15/20	188,110	178,733	9,377
		British Pound	Buy	6/17/20	286,934	271,397	15,537
		Canadian Dollar	Sell	4/15/20	398,417	451,219	52,802
		Euro	Sell	6/17/20	401,626	389,449	(12,177)
		Hong Kong Dollar	Sell	5/20/20	442,357	441,139	(1,218)
		New Zealand Dollar	Buy	4/15/20	180,895	182,617	(1,722)
		Norwegian Krone	Sell	6/17/20	191,756	179,793	(11,963)
		Swedish Krona	Buy	6/17/20	114,409	75,453	38,956
	UBS AG
		Australian Dollar	Sell	4/15/20	1,179,411	1,280,937	101,526
		Canadian Dollar	Sell	4/15/20	64,460	91,333	26,873
		Euro	Buy	6/17/20	818,407	844,863	(26,456)
		Hong Kong Dollar	Sell	5/20/20	1,094,229	1,092,083	(2,146)
		Japanese Yen	Sell	5/20/20	102,486	101,248	(1,238)
		Mexican Peso	Buy	4/15/20	351,535	438,921	(87,386)
		Mexican Peso	Sell	4/15/20	351,535	432,633	81,098
		New Zealand Dollar	Buy	4/15/20	1,355,577	1,434,134	(78,557)
		Swedish Krona	Sell	6/17/20	707,886	724,458	16,572
	WestPac Banking Corp.
		Australian Dollar	Buy	4/15/20	189,279	177,129	12,150
		British Pound	Sell	6/17/20	523,621	544,172	20,551
		Canadian Dollar	Sell	4/15/20	632,449	658,231	25,782
		Euro	Buy	6/17/20	354,507	353,764	743
		Japanese Yen	Sell	5/20/20	246,477	238,453	(8,024)
		New Zealand Dollar	Buy	4/15/20	402,477	436,207	(33,730)

	Unrealized appreciation						2,585,803

	Unrealized (depreciation)						(2,530,260)

	Total						$55,543
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Schatz 2 yr (Short)	37	$4,578,171	$4,578,169	Jun-20	$8,904
U.S. Treasury Bond Ultra 30 yr (Long)	7	1,553,125	1,553,125	Jun-20	133,453
U.S. Treasury Note 2 yr (Short)	279	61,486,805	61,486,805	Jun-20	14,630
U.S. Treasury Note 5 yr (Short)	62	7,772,281	7,772,281	Jun-20	(236,569)

Unrealized appreciation					156,987

Unrealized (depreciation)					(236,569)

Total					$(79,582)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/20 (premiums $5,153,360) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
1.17/3 month USD-LIBOR-BBA/Apr-25	Apr-20/1.17		$11,460,000	$11
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		4,996,000	14,239
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		2,578,300	99,651
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		2,578,300	297,020
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		4,996,000	534,322
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		14,950,100	12,259
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	56,369
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	222,314
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		$2,897,700	3,187
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		2,897,700	26,398
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	59,223
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		$2,242,700	67,528
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,242,700	74,704
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,407,300	76,585
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,407,300	77,528
(0.83)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/0.83		19,984,100	105,516
(0.442)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/0.442		4,837,300	121,900
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785		12,471,600	367,413
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	499,702
Morgan Stanley & Co. International PLC
1.529/3 month USD-LIBOR-BBA/Apr-30	Apr-20/1.529		$2,956,900	355
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		6,407,200	897
0.4285/6 month EUR-EURIBOR-Reuters/Apr-50	Apr-20/0.4285	EUR	833,300	10,652
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		$1,100,100	11,441
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,100,100	11,749
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		2,817,200	52,541
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,100,100	216,709
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,100,100	220,383
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		2,817,200	231,236
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		2,490,200	1,001,932
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		2,490,200	1,174,578
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		2,490,200	1,182,247
Toronto-Dominion Bank
0.92/3 month USD-LIBOR-BBA/Apr-22	Apr-20/0.92		28,142,000	28
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		202,900	35,676
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05		5,263,000	47,735
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		405,900	48,132
UBS AG
(0.895)/3 month USD-LIBOR-BBA/Apr-30	Apr-20/0.895		2,051,000	42,784
(0.7275)/3 month USD-LIBOR-BBA/Apr-30	Apr-20/0.7275		5,085,000	50,494
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		2,990,900	83,057
0.385/6 month EUR-EURIBOR-Reuters/Sep-34	Sep-24/0.385	EUR	2,008,500	107,458
(0.385)/6 month EUR-EURIBOR-Reuters/Sep-34	Sep-24/0.385	EUR	2,008,500	120,262
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		$2,990,900	357,384

Total				$7,723,599

WRITTEN OPTIONS OUTSTANDING at 3/31/20 (premiums $865,192) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Bank of America N.A.
USD/JPY (Put)	Apr-20/JPY 103.00	$3,129,450	$3,129,450	$9,047
USD/JPY (Put)	Jun-20/JPY 105.00	3,129,450	3,129,450	45,778
Citibank, N.A.
USD/JPY (Put)	Jun-20/JPY 105.00	3,129,450	3,129,450	45,778
Goldman Sachs International
USD/CHF (Put)	Jun-20/CHF 0.91	6,857,650	6,857,650	21,348
USD/JPY (Put)	Jun-20/JPY 105.00	3,129,450	3,129,450	45,777
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	May-20/$102.81	112,000,000	112,000,000	141,680
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Apr-20/102.94	30,000,000	30,000,000	30
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Apr-20/103.00	16,000,000	16,000,000	16
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Apr-20/103.13	25,000,000	25,000,000	25
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Apr-20/104.03	3,000,000	3,000,000	3

Total				$309,482

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$17,185,600	$(158,537)	$440,467
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(235,473)	361,687
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	176,875
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		$1,717,500	(223,704)	47,832
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	15,041
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	10,761
(0.003)/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	81,219,900	(6,395)	1,964
0.003/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	81,219,900	(6,395)	(234)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		$1,288,200	(29,145)	(7,098)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	(12,293)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	(13,040)
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	(36,136)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	(41,297)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(117,737)	(53,604)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		$1,288,200	(605,680)	(102,489)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		17,185,600	(158,537)	(152,264)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	122,716
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	(46,556)
Citibank, N.A.
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		$16,111,500	(215,894)	807,347
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	201,652
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(78,017)
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		16,111,500	(215,894)	(215,894)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	83,247
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	(85,773)
Goldman Sachs International
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		16,111,500	(216,700)	798,486
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(99,880)	197,603
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	136,422
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13		3,233,400	(45,672)	(42,196)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(59,165)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(162,835)	(88,160)
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		16,111,500	(216,700)	(216,539)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	2,360,500	178,232	2,916
(0.445)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.445	EUR	1,180,200	92,375	976
0.445/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.445	EUR	1,180,200	92,375	(4,061)
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	2,360,500	178,232	(16,766)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		$9,328,700	(1,324,955)	1,453,132
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		2,984,300	(416,683)	1,148,180
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	264,325
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$1,078,500	(124,567)	237,292
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		725,000	(112,085)	214,897
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(69,846)	126,000
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	15,420
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	10,551
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(8,744)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(10,220)
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		$9,328,700	(11,381)	(10,635)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		725,000	(77,793)	(65,620)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		1,078,500	(124,567)	(71,418)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(125,674)	(90,340)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	(92,354)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	(416,683)	(396,136)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		9,328,700	102,336	65,954
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		9,328,700	933	933
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		9,328,700	359,901	(362,327)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		9,328,700	1,058,807	(1,042,109)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	490,243
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		12,402,800	(68,339)	240,118
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(78,010)	189,972
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		4,033,600	(787,285)	10,649
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		4,033,600	(6,612)	(4,921)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		12,402,800	(68,339)	(68,339)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(111,070)	(92,329)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	(99,638)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	224,262
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	(547,048)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		2,817,200	(77,276)	179,878
1.175/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,344,800	(122,248)	51,247
0.762/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	(1,316)
(0.762)/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	(5,807)
(1.175)/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,344,800	(122,248)	(26,258)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$2,817,200	(206,008)	(125,478)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		5,986,600	177,837	153,437
1.01/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	1,613,800	113,713	27,463
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	3,432
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	6
(1.01)/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	1,613,800	113,713	(69,094)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		$5,986,600	47,858	(185,708)

Unrealized appreciation					8,513,383

Unrealized (depreciation)					(4,647,421)

Total					$3,865,962

TBA SALE COMMITMENTS OUTSTANDING at 3/31/20 (proceeds receivable $195,985,938) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.50%, 4/1/50	$25,000,000	4/15/20	$26,429,688
Uniform Mortgage-Backed Securities, 3.00%, 4/1/50	54,000,000	4/15/20	56,598,750
Uniform Mortgage-Backed Securities, 2.50%, 4/1/50	112,000,000	4/15/20	116,007,494

Total			$199,035,932

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,580,000	$1,002,055		$(54)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$1,018,906
		9,328,700	1,922,645		(132)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,948,658)
		5,149,400	1,084,520		(73)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	1,091,294
		7,462,900	1,691,601		(164,749)	12/3/29	3 month USD-LIBOR-BBA — Quarterly	3.096% — Semiannually	1,593,791
		686,100	28,824	(E)	(4)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	28,821
		1,775,800	73,032	(E)	(10)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(73,041)
		1,343,300	234,007		(18)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(235,764)
		2,933,600	569,479		59,733	2/20/30	2.7225% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(513,180)
		2,933,600	569,617		59,917	3/2/30	2.715% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(512,253)
		3,717,300	238,955	(E)	(752)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	238,203
		1,285,100	53,925	(E)	(220)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	53,706
		571,969	116,433		(8)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	117,020
		1,099,300	208,694		(16)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(209,561)
		885,600	416,216	(E)	(30)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(416,246)
		2,315,300	85,050	(E)	(13)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	85,037
		3,398,600	125,459	(E)	(19)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	125,440
		1,061,300	521,589	(E)	(36)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(521,625)
		700,900	98,618	(E)	(16)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	98,602
		2,674,400	376,970	(E)	(38)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(377,008)
		1,684,700	111,022	(E)	(19)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	111,003
		140,900	52,141	(E)	(5)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(52,146)
		3,209,200	424,413	(E)	(45)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(424,459)
		726,700	89,261	(E)	(10)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(89,271)
		742,900	263,122	(E)	(25)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(263,147)
		3,162,000	79,818	(E)	(18)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(79,836)
		774,100	97,047	(E)	(11)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(97,058)
		2,426,700	870,802	(E)	(83)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(870,885)
		1,032,500	272,584	(E)	(35)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(272,619)
		4,473,000	190,527		(42)	9/18/24	1.43125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(191,334)
		4,473,000	189,284		(42)	9/18/24	1.425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(190,081)
		1,380,600	254,696	(E)	(47)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(254,743)
		16,111,500	723,277		(130)	9/30/24	1.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(722,849)
		16,111,500	742,982		(130)	10/1/24	1.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(789,458)
		3,759,000	204,678		(30)	12/13/24	1.6445% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(221,720)
		184,134,900	4,322,935		(156,995)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,522,632)
		5,344,000	1,614,070		(75,359)	3/18/50	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	1,540,721
		29,952,800	3,046,739		224,977	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	3,280,285
		3,759,000	202,403		(30)	12/17/24	1.632% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(218,836)
		2,462,300	131,669		31,864	3/18/25	1.58% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(100,359)
		3,707,100	1,099,344		155,898	3/18/50	1.98% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(944,815)
		985,000	98,263		2,200	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.73% — Semiannually	100,737
		3,759,000	210,921		(30)	12/18/24	1.6815% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(227,736)
		75,976,000	4,231,711		(218,260)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,468,277)
		970,000	107,563	(E)	(14)	12/21/30	3 month USD-LIBOR-BBA — Quarterly	1.88% — Semiannually	107,550
		1,758,200	173,283		(23)	1/8/30	1.744% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(172,695)
		6,062,600	571,685		(13,014)	1/28/30	3 month USD-LIBOR-BBA — Quarterly	1.698% — Semiannually	557,336
		118,200	33,664	(E)	(4)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(33,668)
		2,453,000	248,300		(817)	1/16/30	1.771% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(248,625)
		4,515,800	448,884		(60)	1/31/30	1.7505% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(448,521)
		3,548,100	351,833		(47)	1/31/30	1.748% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(351,533)
		8,063,900	752,846		(13,009)	1/31/30	3 month USD-LIBOR-BBA — Quarterly	1.688% — Semiannually	738,241
		31,422,010	2,413,210		(145,259)	3/18/27	3 month USD-LIBOR-BBA — Quarterly	1.70% — Semiannually	2,276,372
		4,511,000	449,995		(60)	1/23/30	1.755% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(449,392)
		65,300	17,638	(E)	(2)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	17,636
		4,445,600	324,684		(30,178)	2/18/30	1.4765% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(353,719)
		107,520,000	2,102,446		48,189	3/18/22	3 month USD-LIBOR-BBA — Quarterly	1.40% — Semiannually	2,167,804
		2,182,000	177,384		(29)	2/18/30	3 month USD-LIBOR-BBA — Quarterly	1.5615% — Semiannually	177,015
		5,239,000	96,864		(20)	2/18/22	1.4735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(95,518)
		527,900	47,487	(E)	(18)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(47,505)
		831,400	27,580	(E)	(12)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	27,568
		24,211,500	87,234	(E)	(91)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(87,325)
		52,366,500	134,896	(E)	(197)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(135,094)
		2,990,500	146,074	(E)	(102)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	145,972
		252,600	12,139	(E)	(9)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,147)
		610,000	10,024	(E)	(21)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	10,003
		3,347,000	445		(44)	3/11/30	0.70792% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	584
		3,347,000	2,360		(44)	3/11/30	0.7165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,237)
		623,100	36,487	(E)	(21)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	36,466
		1,207,000	74,340		(41)	3/16/50	0.6725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	74,358
		805,000	44,068	(E)	(27)	4/16/50	0.7025% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	44,041
		5,006,000	74,324		(66)	3/16/30	0.86% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(74,537)
		959,000	9,123		(33)	3/16/50	0.8625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	9,061
		11,000	113	(E)	(18)	6/17/25	3 month USD-LIBOR-BBA — Quarterly	0.70% — Semiannually	96
		4,078,000	33,489	(E)	(6,211)	6/17/30	0.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(39,699)
		3,603,000	44,101		(29)	3/17/25	0.744% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(43,907)
		3,603,000	47,214		(29)	3/17/25	0.7615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(47,044)
		1,441,000	17,708		(12)	3/17/25	0.745% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(17,631)
		1,046,400	19,542	(E)	(15)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	19,527
		3,603,000	45,077		(29)	3/17/25	0.7495% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(44,891)
		3,603,000	47,124		(29)	3/17/25	0.761% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(46,953)
		3,603,000	49,437		(29)	3/17/25	0.774% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(49,285)
		56,493,000	63,724	(E)	(79,778)	6/17/22	3 month USD-LIBOR-BBA — Quarterly	0.40% — Semiannually	(16,054)
		3,603,000	18,959		(29)	3/18/25	0.6045% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(18,528)
		1,545,000	60,155		(53)	3/19/50	3 month USD-LIBOR-BBA — Quarterly	0.7575% — Semiannually	(60,404)
		1,545,000	52,740		(53)	3/19/50	3 month USD-LIBOR-BBA — Quarterly	0.775% — Semiannually	(52,981)
		1,545,000	32,617		(53)	3/19/50	3 month USD-LIBOR-BBA — Quarterly	0.8225% — Semiannually	(32,832)
		11,559,000	138,338		(94)	3/19/25	0.747% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(136,919)
		4,270,000	44,297		(35)	3/20/25	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(43,679)
		4,270,000	46,406		(35)	3/20/25	0.727% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(45,801)
		2,626,600	102,514		(35)	3/27/30	3 month USD-LIBOR-BBA — Quarterly	1.1175% — Semiannually	102,343
		2,626,600	95,424		(35)	3/27/30	1.09% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(95,315)
		78,200	2,651		(1)	4/2/30	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	2,649
		1,389,000	41,107		(18)	3/23/30	1.02% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(41,026)
		1,389,000	38,382		(18)	3/23/30	1.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(38,294)
		1,389,000	35,657		(18)	3/23/30	0.98% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(35,563)
		832,000	9,947		(7)	3/23/25	0.7525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,845)
		403,700	987	(E)	(5)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	983
		228,700	104	(E)	(3)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(107)
		2,018,000	9,152		(27)	3/25/30	0.6725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	9,376
		5,124,000	8,619		(68)	3/27/30	3 month USD-LIBOR-BBA — Quarterly	0.73705% — Semiannually	8,069
		2,562,000	1,389		(34)	3/27/30	3 month USD-LIBOR-BBA — Quarterly	0.71439% — Semiannually	(1,670)
		2,562,000	530		(34)	3/27/30	3 month USD-LIBOR-BBA — Quarterly	0.7178% — Semiannually	(798)
		1,305,000	22,716		(45)	3/30/50	3 month USD-LIBOR-BBA — Quarterly	0.8385% — Semiannually	(22,830)
		2,398,000	16,407		(32)	3/31/30	3 month USD-LIBOR-BBA — Quarterly	0.655% — Semiannually	(16,536)
		1,482,000	62,499	(E)	(51)	5/1/50	3 month USD-LIBOR-BBA — Quarterly	0.7475% — Semiannually	(62,549)
		5,283,000	3,608		(20)	4/1/22	3 month USD-LIBOR-BBA — Quarterly	0.495% — Semiannually	3,588
		5,094,000	3,189		(19)	4/1/22	3 month USD-LIBOR-BBA — Quarterly	0.4921% — Semiannually	3,170
		4,434,000	9,045		(36)	4/1/25	3 month USD-LIBOR-BBA — Quarterly	0.4825% — Semiannually	(9,081)
		2,397,000	2,493		(32)	4/2/30	0.71% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,461
		2,341,000	3,769		(31)	4/2/30	0.70418% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,738
		2,452,000	3,408		(33)	4/2/30	0.7065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,376
	AUD	9,492,000	38,943		(24)	10/30/21	0.80% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(38,031)
	AUD	1,968,000	48,672		(18)	10/30/29	6 month AUD-BBR-BBSW — Semiannually	1.305% — Semiannually	49,983
	AUD	9,518,000	39,975		(24)	10/30/21	0.81% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(39,164)
	AUD	1,968,000	50,942		(18)	10/30/29	6 month AUD-BBR-BBSW — Semiannually	1.325% — Semiannually	52,364
	AUD	53,800	1,397	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(1,398)
	AUD	181,000	2,366	(E)	(2)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(2,368)
	AUD	3,357,000	58,036	(E)	(2,125)	6/17/30	6 month AUD-BBR-BBSW — Semiannually	1.20% — Semiannually	55,910
	AUD	60,000	581	(E)	71	6/17/25	6 month AUD-BBR-BBSW — Semiannually	0.90% — Semiannually	652
	AUD	67,200	614	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(615)
	AUD	104,900	1,683	(E)	(1)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(1,684)
	AUD	391,500	452	(E)	(5)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(457)
	CAD	17,840,000	146,036		(50)	8/15/21	3 month CAD-BA-CDOR — Semiannually	1.61% — Semiannually	140,564
	CAD	1,874,000	44,827		(19)	8/15/29	1.4925% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(44,086)
	CAD	5,942,500	130,036		(42)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.638% — Semiannually	130,292
	CAD	5,942,500	128,541		(42)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.63% — Semiannually	128,785
	CAD	924,000	34,426		(9)	10/9/29	1.6875% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(33,336)
	CAD	8,732,000	95,821		(25)	2/24/22	3 month CAD-BA-CDOR — Semiannually	1.621% — Semiannually	93,742
	CAD	1,840,000	57,574		(18)	2/24/30	1.60% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(58,543)
	CAD	1,710,000	113,567		(42)	3/11/50	3 month CAD-BA-CDOR — Semiannually	1.134% — Semiannually	(113,445)
	CAD	827,000	7,790	(E)	(1,742)	6/17/30	3 month CAD-BA-CDOR — Semiannually	1.00% — Semiannually	(9,532)
	CAD	678,000	1,278	(E)	(2,416)	6/17/25	0.90% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(1,138)
	CHF	2,639,000	38,687		(22)	8/9/24	0.8475% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(50,963)
	CHF	1,283,000	13,600		(10)	9/13/24	0.765% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(18,561)
	CHF	1,616,000	12,735	(E)	1,589	6/17/25	0.60% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(11,146)
	CHF	1,492,000	20,787	(E)	(4,476)	6/17/30	0.30% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(25,263)
	CZK	76,657,000	314,186		(45)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR — Semiannually	(314,360)
	CZK	73,214,000	56,108		(26)	8/9/24	6 month CZK-PRIBOR — Semiannually	1.28% — Annually	72,756
	EUR	347,600	148,167	(E)	(13)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(148,180)
	EUR	472,900	181,893		(18)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	182,911
	EUR	522,000	186,442		(20)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(187,006)
	EUR	528,600	179,237		(20)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(179,768)
	EUR	653,200	200,146		(26)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(200,319)
	EUR	636,800	241,999	(E)	(24)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	241,975
	EUR	679,000	193,437		(26)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(194,687)
	EUR	503,000	138,928	(E)	(19)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(138,947)
	EUR	458,800	108,428		(18)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(109,186)
	EUR	307,000	62,094		(12)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(62,539)
	EUR	1,018,300	92,105	(E)	(39)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(92,144)
	EUR	614,700	1,665	(E)	(23)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(1,688)
	EUR	864,500	13,487		(33)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(14,170)
	EUR	3,959,000	31,643		(35)	10/11/24	—	0.4047% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	31,895
	EUR	3,365,700	453,599		(127)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	457,570
	EUR	4,616,000	42,500	(E)	(57)	1/27/30	6 month EUR-EURIBOR-REUTERS — Semiannually	0.352% — Annually	42,442
	EUR	401,600	10,709	(E)	(15)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	10,694
	EUR	189,700	27,646	(E)	(7)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	27,639
	EUR	9,569,000	46,267	(E)	58,565	6/17/25	0.30% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	12,298
	EUR	2,305,000	40,126	(E)	62,559	6/17/30	0.15% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	22,434
	GBP	5,368,000	46,133	(E)	(39)	1/10/24	6 month GBP-LIBOR-BBA — Semiannually	0.855% — Semiannually	46,094
	GBP	5,420,000	45,873	(E)	(49)	1/10/26	0.965% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(45,922)
	GBP	10,114,000	71,933	(E)	(74)	1/13/24	6 month GBP-LIBOR-BBA — Semiannually	0.795% — Semiannually	71,860
	GBP	10,269,000	76,735	(E)	(93)	1/15/26	0.926% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(76,828)
	GBP	2,161,000	7,408	(E)	(2,781)	6/17/25	Sterling Overnight Index Average — Annually	0.30% — Annually	4,627
	GBP	1,400,000	15,824	(E)	(10,296)	6/17/30	Sterling Overnight Index Average — Annually	0.40% — Annually	5,528
	JPY	39,192,500	41,331	(E)	(11)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(41,343)
	JPY	608,000,000	47,594	(E)	(62)	1/16/30	6 month JPY-LIBOR-BBA — Semiannually	0.245% — Semiannually	47,532
	JPY	312,000,000	94,649	(E)	(56)	1/16/40	0.565% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(94,704)
	JPY	49,066,800	1,366	(E)	(15)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(1,381)
	NOK	49,767,000	180,208		(47)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(225,154)
	NOK	26,102,000	173,592		(41)	7/1/29	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	198,924
	NOK	120,586,000	144,068	(E)	(50)	1/25/22	1.8075% — Annually	3 month NOK-NIBOR-NIBR — Quarterly	(144,119)
	NOK	2,974,000	6,803	(E)	(3,112)	6/17/30	6 month NOK-NIBOR-NIBR — Semiannually	1.30% — Annually	3,691
	NOK	27,058,000	49,970	(E)	10,404	6/17/25	1.20% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(39,566)
	NOK	14,096,000	18,941		(18)	3/19/30	6 month NOK-NIBOR-NIBR — Semiannually	1.195% — Annually	18,890
	NZD	4,320,000	88,772		(23)	12/13/24	3 month NZD-BBR-FRA — Quarterly	1.3625% — Semiannually	98,919
	NZD	4,320,000	93,482		(23)	12/17/24	3 month NZD-BBR-FRA — Quarterly	1.39% — Semiannually	103,933
	NZD	4,320,000	89,806		(23)	12/18/24	3 month NZD-BBR-FRA — Quarterly	1.36% — Semiannually	99,941
	NZD	1,523,000	13,180	(E)	(4,859)	6/17/30	3 month NZD-BBR-FRA — Quarterly	1.10% — Semiannually	8,321
	NZD	2,659,000	20,517	(E)	5,924	6/17/25	0.90% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(14,593)
	SEK	60,941,000	7,879	(E)	(24)	1/21/22	3 month SEK-STIBOR-SIDE — Quarterly	0.24% — Annually	7,855
	SEK	121,882,000	16,694	(E)	(48)	1/25/22	3 month SEK-STIBOR-SIDE — Quarterly	0.2475% — Annually	16,646
	SEK	74,333,000	8,679	(E)	(29)	1/28/22	3 month SEK-STIBOR-SIDE — Quarterly	0.2275% — Annually	8,650
	SEK	12,766,000	8,798		(17)	3/2/30	0.3125% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	7,881
	SEK	63,476,000	6,301		(24)	3/2/22	3 month SEK-STIBOR-SIDE — Quarterly	0.07% — Annually	(3,116)
	SEK	12,766,000	12,157		(17)	3/3/30	0.286% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	11,298
	SEK	63,476,000	7,488		(25)	3/3/22	3 month SEK-STIBOR-SIDE — Quarterly	0.06% — Annually	(4,464)
	SEK	36,000	53	(E)	(9)	6/17/30	0.25% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	44
	SEK	32,109,000	15,875	(E)	(4,608)	6/17/25	0.10% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	11,271

	Total				$(224,247)				$(7,576,489)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$534,963	$537,147	$—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	$2,996
93,191	93,571	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	522
80,565	80,894	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	451
439,314	438,244	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(311)
7,008,298	6,940,361	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(54,467)
841,021	832,854	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(6,547)
102,811	102,722	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	114
262,994	263,493	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(1,104)
4,456,533	4,510,128	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(64,376)
91,186	75,411	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	14,792
64,380	55,416	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,207)
53,072	45,309	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	7,127
113,228	97,875	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	13,861
57,974	51,983	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(5,290)
44,264	39,690	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(4,039)
34,886	31,281	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(3,183)
43,728	39,043	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(4,159)
77,100	71,339	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4,845)
11,060	10,234	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(695)
6,863	6,350	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(431)
Citibank, N.A.
654,614	648,268	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(5,088)
418,309	414,254	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(3,251)
253,488	251,030	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,970)
Credit Suisse International
274,932	272,267	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,137)
150,350	134,812	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(13,718)
78,827	70,681	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(7,192)
116,440	96,296	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(18,889)
112,916	87,311	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(24,292)
65,385	54,699	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(9,969)
60,508	50,040	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(9,815)
48,587	40,182	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(7,882)
42,648	35,678	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(6,502)
32,726	27,377	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(4,989)
276,971	218,689	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(54,860)
113,470	89,593	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(22,475)
125,154	106,847	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	16,808
79,705	68,897	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	9,757
87,816	75,909	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	10,750
80,625	72,292	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(7,356)
Deutsche Bank AG
302,935	306,578	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,376)
Goldman Sachs International
13,632	13,796	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(197)
36,325	36,762	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(525)
79,699	80,658	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,151)
148,135	149,917	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,140)
177,740	179,878	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,568)
212,165	214,716	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,065)
290,652	294,148	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,199)
94,628	74,785	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	18,875
134,911	112,861	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(20,569)
107,705	90,102	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(16,421)
66,108	55,303	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(10,079)
85,367	70,598	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	13,848
208,072	179,100	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(26,524)
202,667	160,021	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(40,142)
179,864	154,820	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(22,928)
159,795	137,545	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(20,370)
159,795	137,545	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(20,370)
112,622	88,924	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(22,307)
297,898	254,323	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	40,006
116,578	100,771	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	14,271
80,302	71,698	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(7,638)
61,608	55,007	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(5,860)
31,461	28,090	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(2,992)
30,807	27,506	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(2,930)
11,744	10,486	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,117)
43,375	40,134	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,725)
31,982	29,592	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,010)
2,268	2,099	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(143)
JPMorgan Chase Bank N.A.
248,382	212,050	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(33,357)
188,572	160,989	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(25,324)
39,169	33,440	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,260)
116,578	100,771	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	14,271
JPMorgan Securities LLC
291,161	261,071	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	26,565
48,983	40,509	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	7,946
449,483	376,018	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	68,528
98,944	85,259	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(12,513)
771,907	664,426	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	98,401

Upfront premium received		—	Unrealized appreciation			379,889

Upfront premium (paid)		—	Unrealized (depreciation)			(677,839)

	Total	$—			Total	$(297,950)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	3,935,000	$851,400	$(95)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$851,305
EUR	1,558,000	340,375	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	340,375
EUR	1,558,000	147,808	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(147,808)
EUR	5,099,000	323,148	(60)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(323,208)
EUR	5,099,000	324,284	(60)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(324,344)
EUR	5,099,000	324,661	(60)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(324,721)
EUR	5,099,000	325,043	(60)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(325,104)
EUR	3,935,000	377,308	(51)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(377,358)
GBP	3,154,000	254,788	(67)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	254,720
GBP	3,532,000	106,299	(83)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	106,216
GBP	2,460,000	99,181	(57)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	99,124
GBP	3,493,000	89,741	(46)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	89,695
GBP	1,892,000	63,038	(44)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	62,994
GBP	1,747,000	44,393	(23)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	44,370
GBP	1,747,000	40,383	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	40,383
GBP	883,000	33,430	(21)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	33,409
GBP	949,000	515,871	(50)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(515,921)
	$10,134,000	72,245	(170)	3/11/30	1.165% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	72,075
	2,534,000	19,291	(26)	3/18/25	(0.41%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	19,266
	2,534,000	38,557	(43)	3/18/30	0.95% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(38,600)
	10,134,000	104,086	(102)	3/11/25	(0.77%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(104,189)
	2,513,000	134,071	(25)	11/29/24	(1.703%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(134,096)
	2,513,000	144,131	(25)	12/10/24	(1.7625%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(144,156)
	5,026,000	269,846	(50)	11/21/24	(1.71%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(269,897)

Total			$(1,218)				$(1,015,470)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$5,468	$80,000	$17,704	5/11/63	300 bp — Monthly	$(12,189)
	CMBX NA BBB-.6 Index	BBB-/P	10,546	175,000	38,728	5/11/63	300 bp — Monthly	(28,079)
	CMBX NA BBB-.6 Index	BBB-/P	21,545	349,000	77,234	5/11/63	300 bp — Monthly	(55,485)
	CMBX NA BBB-.6 Index	BBB-/P	20,577	361,000	79,889	5/11/63	300 bp — Monthly	(59,102)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB-/P	187,347	1,306,000	510,124	5/11/63	500 bp — Monthly	(321,507)
	CMBX NA BB.7 Index	BB/P	46,032	902,000	302,711	1/17/47	500 bp — Monthly	(255,802)
	CMBX NA BBB-.6 Index	BBB-/P	3,825	58,000	12,835	5/11/63	300 bp — Monthly	(8,977)
	CMBX NA BBB-.6 Index	BBB-/P	4,145	63,000	13,942	5/11/63	300 bp — Monthly	(9,760)
	CMBX NA BBB-.6 Index	BBB-/P	10,756	158,000	34,965	5/11/63	300 bp — Monthly	(24,117)
	CMBX NA BBB-.6 Index	BBB-/P	341,128	5,357,000	1,185,504	5/11/63	300 bp — Monthly	(841,251)
	Credit Suisse International
	CMBX NA BB.7 Index	BB/P	22,204	166,000	55,710	1/17/47	500 bp — Monthly	(33,344)
	CMBX NA BBB-.6 Index	BBB-/P	8,950	81,000	17,925	5/11/63	300 bp — Monthly	(8,928)
	CMBX NA BBB-.6 Index	BBB-/P	19,778	179,000	39,613	5/11/63	300 bp — Monthly	(19,730)
	CMBX NA BBB-.6 Index	BBB-/P	683,295	7,272,000	1,609,294	5/11/63	300 bp — Monthly	(921,757)
	CMBX NA BBB-.7 Index	BBB-/P	34,676	528,000	95,462	1/17/47	300 bp — Monthly	(60,478)
	CMBX NA BBB-.7 Index	BBB-/P	133,712	1,809,000	327,067	1/17/47	300 bp — Monthly	(192,300)
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	13,478	87,000	19,253	5/11/63	300 bp — Monthly	(5,724)
	CMBX NA BB.6 Index	BB-/P	7,421	62,000	24,217	5/11/63	500 bp — Monthly	(16,736)
	CMBX NA BB.6 Index	BB-/P	12,155	104,000	40,622	5/11/63	500 bp — Monthly	(28,366)
	CMBX NA BB.6 Index	BB-/P	24,050	208,000	81,245	5/11/63	500 bp — Monthly	(56,993)
	CMBX NA BBB-.6 Index	BBB-/P	420	5,000	1,107	5/11/63	300 bp — Monthly	(683)
	CMBX NA BBB-.6 Index	BBB-/P	1,607	12,000	2,656	5/11/63	300 bp — Monthly	(1,042)
	CMBX NA BBB-.6 Index	BBB-/P	1,597	12,000	2,656	5/11/63	300 bp — Monthly	(1,052)
	CMBX NA BBB-.6 Index	BBB-/P	1,947	22,000	4,869	5/11/63	300 bp — Monthly	(2,909)
	CMBX NA BBB-.6 Index	BBB-/P	3,254	28,000	6,196	5/11/63	300 bp — Monthly	(2,926)
	CMBX NA BBB-.6 Index	BBB-/P	6,209	59,000	13,057	5/11/63	300 bp — Monthly	(6,814)
	CMBX NA BBB-.6 Index	BBB-/P	5,920	59,000	13,057	5/11/63	300 bp — Monthly	(7,103)
	CMBX NA BBB-.6 Index	BBB-/P	6,856	62,000	13,721	5/11/63	300 bp — Monthly	(6,829)
	CMBX NA BBB-.6 Index	BBB-/P	5,978	69,000	15,270	5/11/63	300 bp — Monthly	(9,251)
	CMBX NA BBB-.6 Index	BBB-/P	4,769	70,000	15,491	5/11/63	300 bp — Monthly	(10,681)
	CMBX NA BBB-.6 Index	BBB-/P	8,842	79,000	17,483	5/11/63	300 bp — Monthly	(8,595)
	CMBX NA BBB-.6 Index	BBB-/P	9,574	87,000	19,253	5/11/63	300 bp — Monthly	(9,628)
	CMBX NA BBB-.6 Index	BBB-/P	8,117	94,000	20,802	5/11/63	300 bp — Monthly	(12,630)
	CMBX NA BBB-.6 Index	BBB-/P	16,293	98,000	21,687	5/11/63	300 bp — Monthly	(5,338)
	CMBX NA BBB-.6 Index	BBB-/P	8,608	102,000	22,573	5/11/63	300 bp — Monthly	(13,906)
	CMBX NA BBB-.6 Index	BBB-/P	13,886	102,000	22,573	5/11/63	300 bp — Monthly	(8,627)
	CMBX NA BBB-.6 Index	BBB-/P	8,150	103,000	22,794	5/11/63	300 bp — Monthly	(14,584)
	CMBX NA BBB-.6 Index	BBB-/P	5,606	111,000	24,564	5/11/63	300 bp — Monthly	(18,893)
	CMBX NA BBB-.6 Index	BBB-/P	16,916	113,000	25,007	5/11/63	300 bp — Monthly	(8,025)
	CMBX NA BBB-.6 Index	BBB-/P	16,910	115,000	25,450	5/11/63	300 bp — Monthly	(8,472)
	CMBX NA BBB-.6 Index	BBB-/P	13,259	119,000	26,335	5/11/63	300 bp — Monthly	(13,006)
	CMBX NA BBB-.6 Index	BBB-/P	13,309	123,000	27,220	5/11/63	300 bp — Monthly	(13,839)
	CMBX NA BBB-.6 Index	BBB-/P	13,360	123,000	27,220	5/11/63	300 bp — Monthly	(13,788)
	CMBX NA BBB-.6 Index	BBB-/P	10,857	131,000	28,990	5/11/63	300 bp — Monthly	(18,057)
	CMBX NA BBB-.6 Index	BBB-/P	13,452	134,000	29,654	5/11/63	300 bp — Monthly	(16,124)
	CMBX NA BBB-.6 Index	BBB-/P	6,776	139,000	30,761	5/11/63	300 bp — Monthly	(23,903)
	CMBX NA BBB-.6 Index	BBB-/P	15,957	143,000	31,646	5/11/63	300 bp — Monthly	(15,606)
	CMBX NA BBB-.6 Index	BBB-/P	15,957	143,000	31,646	5/11/63	300 bp — Monthly	(15,606)
	CMBX NA BBB-.6 Index	BBB-/P	12,743	151,000	33,416	5/11/63	300 bp — Monthly	(20,586)
	CMBX NA BBB-.6 Index	BBB-/P	21,242	153,000	33,859	5/11/63	300 bp — Monthly	(12,528)
	CMBX NA BBB-.6 Index	BBB-/P	17,887	160,000	35,408	5/11/63	300 bp — Monthly	(17,428)
	CMBX NA BBB-.6 Index	BBB-/P	8,601	166,000	36,736	5/11/63	300 bp — Monthly	(28,038)
	CMBX NA BBB-.6 Index	BBB-/P	25,922	172,000	38,064	5/11/63	300 bp — Monthly	(12,041)
	CMBX NA BBB-.6 Index	BBB-/P	9,024	173,000	38,285	5/11/63	300 bp — Monthly	(29,160)
	CMBX NA BBB-.6 Index	BBB-/P	20,787	192,000	42,490	5/11/63	300 bp — Monthly	(21,591)
	CMBX NA BBB-.6 Index	BBB-/P	10,604	207,000	45,809	5/11/63	300 bp — Monthly	(35,084)
	CMBX NA BBB-.6 Index	BBB-/P	31,126	222,000	49,129	5/11/63	300 bp — Monthly	(17,873)
	CMBX NA BBB-.6 Index	BBB-/P	11,031	228,000	50,456	5/11/63	300 bp — Monthly	(39,293)
	CMBX NA BBB-.6 Index	BBB-/P	11,359	229,000	50,678	5/11/63	300 bp — Monthly	(39,185)
	CMBX NA BBB-.6 Index	BBB-/P	28,369	233,000	51,563	5/11/63	300 bp — Monthly	(23,058)
	CMBX NA BBB-.6 Index	BBB-/P	30,867	280,000	61,964	5/11/63	300 bp — Monthly	(30,933)
	CMBX NA BBB-.6 Index	BBB-/P	32,901	315,000	69,710	5/11/63	300 bp — Monthly	(36,624)
	CMBX NA BBB-.7 Index	BBB-/P	165,569	2,240,000	404,992	1/17/47	300 bp — Monthly	(238,116)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	BB-/P	17,412	217,000	100,080	5/11/63	500 bp — Monthly	(82,458)
	CMBX NA BB.6 Index	BB-/P	89,431	627,000	244,906	5/11/63	500 bp — Monthly	(154,866)
	CMBX NA BB.7 Index	BB/P	9,039	174,000	58,394	1/17/47	500 bp — Monthly	(49,187)
	CMBX NA BB.7 Index	BB/P	63,748	205,000	68,798	1/17/47	500 bp — Monthly	(4,850)
	CMBX NA BBB-.6 Index	BBB-/P	690	8,000	1,770	5/11/63	300 bp — Monthly	(1,076)
	CMBX NA BBB-.6 Index	BBB-/P	2,000	23,000	5,090	5/11/63	300 bp — Monthly	(3,076)
	CMBX NA BBB-.6 Index	BBB-/P	483,399	7,790,000	1,723,927	5/11/63	300 bp — Monthly	(1,235,984)
	Merrill Lynch International
	CMBX NA BB.6 Index	BB-/P	14,648	131,000	51,169	5/11/63	500 bp — Monthly	(36,393)
	CMBX NA BBB-.6 Index	BBB-/P	144	2,000	443	5/11/63	300 bp — Monthly	(298)
	CMBX NA BBB-.6 Index	BBB-/P	643	10,000	2,213	5/11/63	300 bp — Monthly	(1,564)
	CMBX NA BBB-.6 Index	BBB-/P	2,025	23,000	5,090	5/11/63	300 bp — Monthly	(3,051)
	CMBX NA BBB-.6 Index	BBB-/P	10,586	117,000	25,892	5/11/63	300 bp — Monthly	(15,238)
	CMBX NA BBB-.6 Index	BBB-/P	10,221	134,000	29,654	5/11/63	300 bp — Monthly	(19,355)
	CMBX NA BBB-.6 Index	BBB-/P	126,525	1,417,000	313,582	5/11/63	300 bp — Monthly	(186,231)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	(46)	6,000	632	5/11/63	200 bp — Monthly	(676)
	CMBX NA BB.6 Index	BB-/P	7,658	63,000	24,608	5/11/63	500 bp — Monthly	(16,888)
	CMBX NA BB.6 Index	BB-/P	35,608	145,000	56,637	5/11/63	500 bp — Monthly	(20,888)
	CMBX NA BB.6 Index	BB-/P	71,706	291,000	113,665	5/11/63	500 bp — Monthly	(41,676)
	CMBX NA BBB-.6 Index	BBB-/P	7,485	114,000	25,228	5/11/63	300 bp — Monthly	(17,677)
	CMBX NA BBB-.6 Index	BBB-/P	7,592	115,000	25,450	5/11/63	300 bp — Monthly	(17,790)
	CMBX NA BBB-.6 Index	BBB-/P	519,927	7,848,000	1,736,762	5/11/63	300 bp — Monthly	(1,212,256)

Upfront premium received			3,783,993		Unrealized appreciation			—

Upfront premium (paid)			(46)		Unrealized (depreciation)			(6,971,558)

	Total		$3,783,947				Total	$(6,971,558)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$51	$6,000	$632	5/11/63	(200 bp) — Monthly	$682
	CMBX NA BB.10 Index	(10,541)	101,000	46,581	11/17/59	(500 bp) — Monthly	35,942
	CMBX NA BB.10 Index	(9,210)	84,000	38,741	11/17/59	(500 bp) — Monthly	29,449
	CMBX NA BB.11 Index	(39,386)	304,000	145,981	11/18/54	(500 bp) — Monthly	106,299
	CMBX NA BB.11 Index	(7,726)	107,000	51,381	11/18/54	(500 bp) — Monthly	43,551
	CMBX NA BB.11 Index	(9,803)	104,000	49,941	11/18/54	(500 bp) — Monthly	40,036
	CMBX NA BB.11 Index	(3,372)	65,000	31,213	11/18/54	(500 bp) — Monthly	27,778
	CMBX NA BB.11 Index	(3,316)	65,000	31,213	11/18/54	(500 bp) — Monthly	27,834
	CMBX NA BB.11 Index	(3,231)	47,000	22,569	11/18/54	(500 bp) — Monthly	19,293
	CMBX NA BB.12 Index	(4,720)	55,000	27,038	8/17/61	(500 bp) — Monthly	22,264
	CMBX NA BB.12 Index	(4,720)	55,000	27,038	8/17/61	(500 bp) — Monthly	22,264
	CMBX NA BB.8 Index	(6,208)	50,000	23,790	10/17/57	(500 bp) — Monthly	17,533
	CMBX NA BB.9 Index	(154,004)	1,492,000	594,413	9/17/58	(500 bp) — Monthly	438,958
	CMBX NA BB.9 Index	(13,872)	215,000	85,656	9/17/58	(500 bp) — Monthly	71,575
	CMBX NA BB.9 Index	(8,184)	203,000	80,875	9/17/58	(500 bp) — Monthly	72,494
	CMBX NA BB.9 Index	(6,129)	95,000	37,848	9/17/58	(500 bp) — Monthly	31,626
	CMBX NA BB.9 Index	(2,630)	67,000	26,693	9/17/58	(500 bp) — Monthly	23,998
	CMBX NA BB.9 Index	(2,211)	61,000	24,302	9/17/58	(500 bp) — Monthly	22,032
	Credit Suisse International
	CMBX NA BB.10 Index	(24,973)	210,000	96,852	11/17/59	(500 bp) — Monthly	71,675
	CMBX NA BB.10 Index	(28,019)	210,000	96,852	11/17/59	(500 bp) — Monthly	68,629
	CMBX NA BB.10 Index	(13,797)	111,000	51,193	11/17/59	(500 bp) — Monthly	37,288
	CMBX NA BB.7 Index	(14,579)	826,000	322,636	5/11/63	(500 bp) — Monthly	307,253
	CMBX NA BB.7 Index	(46,385)	282,000	94,639	1/17/47	(500 bp) — Monthly	47,980
	CMBX NA BB.7 Index	(25,825)	140,000	46,984	1/17/47	(500 bp) — Monthly	21,023
	CMBX NA BB.9 Index	(81,802)	816,000	325,094	9/17/58	(500 bp) — Monthly	242,500
	Goldman Sachs International
	CMBX NA BB.6 Index	(29,155)	285,000	111,321	5/11/63	(500 bp) — Monthly	81,889
	CMBX NA BB.7 Index	(27,088)	179,000	60,072	1/17/47	(500 bp) — Monthly	32,811
	CMBX NA BB.12 Index	(16,111)	44,000	21,630	8/17/61	(500 bp) — Monthly	5,477
	CMBX NA BB.6 Index	(36,089)	247,000	96,478	5/11/63	(500 bp) — Monthly	60,150
	CMBX NA BB.7 Index	(38,548)	228,000	76,517	1/17/47	(500 bp) — Monthly	37,747
	CMBX NA BB.7 Index	(35,390)	216,000	72,490	1/17/47	(500 bp) — Monthly	36,889
	CMBX NA BB.7 Index	(26,396)	130,000	43,628	1/17/47	(500 bp) — Monthly	17,105
	CMBX NA BB.7 Index	(6,572)	36,000	12,082	1/17/47	(500 bp) — Monthly	5,475
	CMBX NA BB.8 Index	(1,813)	16,000	7,613	10/17/57	(500 bp) — Monthly	5,785
	CMBX NA BB.9 Index	(2,097)	54,000	21,514	9/17/58	(500 bp) — Monthly	19,364
	CMBX NA BB.9 Index	(3,025)	19,000	7,570	9/17/58	(500 bp) — Monthly	4,526
	CMBX NA BB.9 Index	(1,438)	9,000	3,586	9/17/58	(500 bp) — Monthly	2,139
	CMBX NA BB.9 Index	(1,264)	8,000	3,187	9/17/58	(500 bp) — Monthly	1,916
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(9,067)	133,000	63,867	11/18/54	(500 bp) — Monthly	54,670
	CMBX NA BB.11 Index	(7,958)	108,000	51,862	11/18/54	(500 bp) — Monthly	43,798
	CMBX NA BB.11 Index	(6,067)	89,000	42,738	11/18/54	(500 bp) — Monthly	36,584
	CMBX NA BB.11 Index	(3,189)	63,000	30,253	11/18/54	(500 bp) — Monthly	27,002
	CMBX NA BB.11 Index	(3,052)	54,000	25,931	11/18/54	(500 bp) — Monthly	22,826
	CMBX NA BB.12 Index	(19,788)	217,000	106,677	8/17/61	(500 bp) — Monthly	86,679
	CMBX NA BB.12 Index	(2,594)	28,000	13,765	8/17/61	(500 bp) — Monthly	11,144
	CMBX NA BB.6 Index	(24,246)	53,000	20,702	5/11/63	(500 bp) — Monthly	(3,596)
	CMBX NA BB.7 Index	(99,974)	790,000	265,124	1/17/47	(500 bp) — Monthly	164,382
	CMBX NA BB.9 Index	(5,421)	128,000	50,995	9/17/58	(500 bp) — Monthly	45,449
	CMBX NA BB.9 Index	(6,400)	111,000	44,222	9/17/58	(500 bp) — Monthly	37,715
	CMBX NA BB.9 Index	(2,434)	54,000	21,514	9/17/58	(500 bp) — Monthly	19,027
	CMBX NA BB.9 Index	(5,661)	40,000	15,936	9/17/58	(500 bp) — Monthly	10,236
	CMBX NA BB.9 Index	(4,735)	30,000	11,952	9/17/58	(500 bp) — Monthly	7,188
	CMBX NA BB.9 Index	(2,340)	15,000	5,976	9/17/58	(500 bp) — Monthly	3,621
	CMBX NA BB.9 Index	(2,118)	15,000	5,976	9/17/58	(500 bp) — Monthly	3,843
	CMBX NA BB.9 Index	(153)	1,000	398	9/17/58	(500 bp) — Monthly	244
	CMBX NA BBB-.6 Index	(28,776)	117,000	25,892	5/11/63	(300 bp) — Monthly	(2,952)
	CMBX NA BBB-.7 Index	(96,491)	2,543,000	459,774	1/17/47	(300 bp) — Monthly	361,800
	CMBX NA BBB-.7 Index	(8,184)	173,000	31,278	1/17/47	(300 bp) — Monthly	22,994
	Merrill Lynch International
	CMBX NA BB.10 Index	(11,494)	202,000	93,162	11/17/59	(500 bp) — Monthly	81,472
	CMBX NA BB.11 Index	(10,239)	191,000	91,718	11/18/54	(500 bp) — Monthly	81,294
	CMBX NA BB.9 Index	(33,971)	872,000	347,405	9/17/58	(500 bp) — Monthly	312,586
	CMBX NA BBB-.7 Index	(20,241)	247,000	44,658	1/17/47	(300 bp) — Monthly	24,272
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(5,502)	54,000	9,763	1/17/47	(300 bp) — Monthly	4,230
	CMBX NA BB.10 Index	(10,593)	101,000	46,581	11/17/59	(500 bp) — Monthly	35,890
	CMBX NA BB.11 Index	(2,478)	26,000	12,485	11/18/54	(500 bp) — Monthly	9,982
	CMBX NA BB.12 Index	(6,021)	114,000	56,042	8/17/61	(500 bp) — Monthly	49,911
	CMBX NA BB.12 Index	(6,864)	96,000	47,194	8/17/61	(500 bp) — Monthly	40,237
	CMBX NA BB.12 Index	(4,892)	67,000	32,937	8/17/61	(500 bp) — Monthly	27,980
	CMBX NA BB.12 Index	(3,175)	45,000	22,122	8/17/61	(500 bp) — Monthly	18,904
	CMBX NA BB.12 Index	(1,797)	22,000	10,815	9/17/58	(500 bp) — Monthly	8,997
	CMBX NA BB.7 Index	(33,786)	168,000	56,381	1/17/47	(500 bp) — Monthly	22,432
	CMBX NA BB.7 Index	(15,718)	84,000	28,190	1/17/47	(500 bp) — Monthly	12,391
	CMBX NA BB.7 Index	(13,305)	69,000	23,156	1/17/47	(500 bp) — Monthly	9,784
	CMBX NA BB.7 Index	(404)	2,000	671	1/17/47	(500 bp) — Monthly	266
	CMBX NA BB.9 Index	(4,057)	115,000	45,816	9/17/58	(500 bp) — Monthly	41,647
	CMBX NA BB.9 Index	(4,060)	101,000	40,238	9/17/58	(500 bp) — Monthly	36,080
	CMBX NA BB.9 Index	(5,966)	97,000	38,645	9/17/58	(500 bp) — Monthly	32,584
	CMBX NA BB.9 Index	(5,897)	97,000	38,645	9/17/58	(500 bp) — Monthly	32,653
	CMBX NA BB.9 Index	(6,987)	93,000	37,051	9/17/58	(500 bp) — Monthly	29,974
	CMBX NA BB.9 Index	(5,417)	88,000	35,059	9/17/58	(500 bp) — Monthly	29,557
	CMBX NA BB.9 Index	(3,470)	70,000	27,888	9/17/58	(500 bp) — Monthly	24,350
	CMBX NA BB.9 Index	(3,294)	61,000	24,302	9/17/58	(500 bp) — Monthly	20,949
	CMBX NA BB.9 Index	(1,955)	50,000	19,920	9/17/58	(500 bp) — Monthly	17,917
	CMBX NA BB.9 Index	(3,517)	40,000	15,936	9/17/58	(500 bp) — Monthly	12,380
	CMBX NA BB.9 Index	(3,164)	37,000	14,741	9/17/58	(500 bp) — Monthly	11,540
	CMBX NA BB.9 Index	(4,610)	32,000	12,749	9/17/58	(500 bp) — Monthly	8,108
	CMBX NA BB.9 Index	(3,579)	23,000	9,163	9/17/58	(500 bp) — Monthly	5,561
	CMBX NA BB.9 Index	(2,565)	17,000	6,773	9/17/58	(500 bp) — Monthly	4,191
	CMBX NA BB.9 Index	(2,406)	16,000	6,374	9/17/58	(500 bp) — Monthly	3,953
	CMBX NA BB.9 Index	(1,641)	12,000	4,781	9/17/58	(500 bp) — Monthly	3,128
	CMBX NA BB.9 Index	(1,464)	11,000	4,382	9/17/58	(500 bp) — Monthly	2,908
	CMBX NA BB.9 Index	(1,223)	9,000	3,586	9/17/58	(500 bp) — Monthly	2,354
	CMBX NA BB.9 Index	(908)	6,000	2,390	9/17/58	(500 bp) — Monthly	1,476
	CMBX NA BB.9 Index	(908)	6,000	2,390	9/17/58	(500 bp) — Monthly	1,476
	CMBX NA BBB-.7 Index	(5,013)	79,000	14,283	1/17/47	(300 bp) — Monthly	9,223

Upfront premium received		51			Unrealized appreciation		4,193,068

	Upfront premium (paid)	(1,340,858)			Unrealized (depreciation)		(6,548)

	Total	$(1,340,807)				Total	$4,186,520
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through March 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $176,060,056.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $45,023, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/20
Short-term investments
	Putnam Short Term Investment Fund**	$37,952,196	$19,083,476	$28,177,557	$137,989	$28,858,115

	Total Short-term investments	$37,952,196	$19,083,476	$28,177,557	$137,989	$28,858,115
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $66,997.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $4,621,150.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $2,015,676.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $4,044,597.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $117,727,195 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,138,047 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,621,150 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$471	$—	$—
Consumer cyclicals	45,521	30,446	—
Energy	—	174	—
Health care	1,655	—	—
Utilities and power	—	11,406	—

Total common stocks	47,647	42,026	—
Asset-backed securities	—	4,223,497	—
Convertible bonds and notes	—	6,012,957	—
Convertible preferred stocks	—	—	—
Corporate bonds and notes	—	35,111,068	179
Foreign government and agency bonds and notes	—	16,911,337	—
Mortgage-backed securities	—	63,462,746	—
Preferred stocks	—	143,160	—
Purchased options outstanding	—	2,655,135	—
Purchased swap options outstanding	—	8,276,588	—
Senior loans	—	3,238,607	—
U.S. government and agency mortgage obligations	—	207,862,408	—
U.S. treasury obligations	—	1,020,060	—
Short-term investments	34,192,115	14,318,572	—

Totals by level	$34,239,762	$363,278,161	$179
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$55,543	$—
Futures contracts	(79,582)	—	—
Written options outstanding	—	(309,482)	—
Written swap options outstanding	—	(7,723,599)	—
Forward premium swap option contracts	—	3,865,962	—
TBA sale commitments	—	(199,035,932)	—
Interest rate swap contracts	—	(7,352,242)	—
Total return swap contracts	—	(1,312,202)	—
Credit default contracts	—	(5,228,178)	—

Totals by level	$(79,582)	$(217,040,130)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$144,300,000
Purchased currency option contracts (contract amount)	$28,200,000
Purchased swap option contracts (contract amount)	$442,400,000
Written TBA commitment option contracts (contract amount)	$144,300,000
Written currency option contracts (contract amount)	$14,500,000
Written swap option contracts (contract amount)	$266,800,000
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$144,000,000
Centrally cleared interest rate swap contracts (notional)	$1,033,300,000
OTC total return swap contracts (notional)	$23,600,000
Centrally cleared total return swap contracts (notional)	$88,900,000
OTC credit default contracts (notional)	$61,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com